Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Entity Registrant Name	Costamare Inc.
Entity Central Index Key	0001503584
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	74,800,000
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS [Abstract]:
Cash and cash equivalents	$ 267,321	$ 97,996
Restricted cash	5,330	7,371
Receivables	2,237	2,150
Inventories	9,398	9,335
Due from related parties	2,616	3,585
Fair value of derivatives	165	0
Insurance claims receivables	1,454	3,076
Accrued charter revenue	5,100	13,428
Prepayments and other	1,862	1,910
Vessels held for sale	4,441	0
Total current assets	299,924	138,851
FIXED ASSETS, NET [Abstract]:
Advances for vessel acquisitions	339,552	148,373
Vessels, net	1,582,345	1,618,887
Total fixed assets, net	1,921,897	1,767,260
NON CURRENT ASSETS [Abstract]:
Deferred charges, net	34,099	32,641
Restricted cash	41,992	38,707
Accrued charter revenue	13,422	5,086
Total assets	2,311,334	1,982,545
CURRENT LIABILITIES [Abstract]:
Current portion of long-term debt	162,169	153,176
Accounts payable	5,882	4,057
Accrued liabilities	9,292	13,455
Unearned revenue	5,595	6,901
Fair value of derivatives	55,701	46,481
Other current liabilities	10,772	2,519
Total current liabilities	249,411	226,589
NON CURRENT LIABILITIES [Abstract]:
Long-term debt, net of current portion	1,399,720	1,290,244
Fair value of derivatives, net of current portion	125,110	125,194
Unearned revenue, net of current portion	16,641	10,532
Total non current liabilities	1,541,471	1,425,970
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY [Abstract]:
Common Stock	8	6
Additional paid-in capital	714,100	519,971
Accumulated deficit	(40,814)	(48,854)
Accumulated other comprehensive loss	(152,842)	(141,137)
Total stockholders' equity	520,452	329,986
Total liabilities and stockholders' equity	$ 2,311,334	$ 1,982,545

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES [Abstract]:
Voyage revenue	$ 386,155	$ 382,155	$ 353,151
EXPENSES [Abstract]:
Voyage expenses	(5,533)	(4,218)	(2,076)
Voyage expenses-related parties	(2,873)	(2,877)	(410)
Vessels' operating expenses	(112,462)	(110,359)	(102,771)
Charter agreement early termination fee	0	0	(9,500)
General and administrative expenses	(3,045)	(3,958)	(1,065)
General and administrative expenses-related parties	(1,000)	(1,000)	(159)
Management fees-related parties	(15,171)	(15,349)	(11,256)
Amortization of drydocking and special survey costs	(8,179)	(8,139)	(8,465)
Depreciation	(80,333)	(78,803)	(70,887)
Gain (loss) on sale/disposal of vessels, net	(2,796)	13,077	9,588
Foreign exchange gains (losses)	110	133	(273)
Operating income	154,873	170,662	155,877
OTHER INCOME (EXPENSES) [Abstract]:
Interest income	1,495	477	1,449
Interest and finance costs	(74,734)	(75,441)	(71,949)
Other	(43)	603	306
Gain (loss) on derivative instruments	(462)	(8,709)	(4,459)
Total other income (expenses)	(73,744)	(83,070)	(74,653)
Net Income	$ 81,129	$ 87,592	$ 81,224
Earnings per common share, basic and diluted	$ 1.2	$ 1.45	$ 1.65
Weighted average number of shares, basic and diluted	67,612,842	60,300,000	49,113,425

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income for the year [Abstract]
Net income for the year	$ 81,129	$ 87,592	$ 81,224
Other comprehensive income/ (loss) [Abstract]
Unrealized loss on cash flow hedges	(8,509)	(55,482)	(21,909)
Unrealized gain on available for sale securities	0	0	(110)
Reclassification adjustment for gain (loss) on available for sale securities in net income	0	(8)	(228)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,196)	(2,752)	0
Other comprehensive income/ (loss) for the year	(11,705)	(58,242)	(22,247)
Total comprehensive income for the year	$ 69,424	$ 29,350	$ 58,977

Consolidated Statements of Stockholders Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Comprehensive Income (Loss) [Member]	Retained Earnings (Accumulated Deficit) [Member]
Balance as of, Value at Dec. 31, 2009	$ 155,222		$ 372,034	$ (60,648)	$ (156,164)
Balance as of, Shares at Dec. 31, 2009		1,880,000
Common Stock Issuance, value	2,400	5	2,395	0	0
Common Stock Issuance, shares		45,120,000
Initial Public Offering Proceeds, net, Value	145,543	1	145,542	0	0
Initial Public Offering Proceeds, net, Shares		13,300,000
Net income	81,224				81,224
Other comprehensive income/ (loss)	(22,247)			(22,247)
Balance as of, value at Dec. 31, 2010	362,142	6	519,971	(82,895)	(74,940)
Balance as of, shares at Dec. 31, 2010		60,300,000
Net income	87,592				87,592
Other comprehensive income/ (loss)	(58,242)			(58,242)
Dividends	(61,506)				(61,506)
Balance as of, value at Dec. 31, 2011	329,986	6	519,971	(141,137)	(48,854)
Balance as of, Shares at Dec. 31, 2011		60,300,000
Net income	81,129				81,129
Other comprehensive income/ (loss)	(11,705)			(11,705)
Dividends	(73,089)				(73,089)
Follow-on offering proceeds, net, value	194,802	2	194,800
Follow-on offering proceeds, net, shares		14,500,000
Follow-on offering expences	(671)		(671)
Balance as of, value at Dec. 31, 2012	$ 520,452	$ 8	$ 714,100	$ (152,842)	$ (40,814)
Balance as of, shares at Dec. 31, 2012		74,800,000

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES [Abstract]:
Net income	$ 81,129	$ 87,592	$ 81,224
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]:
Depreciation	80,333	78,803	70,887
Amortization and write off of financing costs	1,157	2,747	1,827
Amortization of deferred drydocking and special survey	8,179	8,139	8,465
Amortization of unearned revenue	(431)	(650)	(650)
Net settlements on interest rate swaps qualifying for cash flow hedge	(3,196)	(2,752)	0
Loss (gain) on derivative instruments	462	8,709	4,459
Loss (gain) on sale/disposal of vessels, net	2,796	(13,077)	(9,588)
Loss (gain) on sale of investments	0	8	(148)
Changes in Operating Assets and Liabilities [Abstract]:
Receivables	(87)	1,210	(225)
Due from related parties	969	(2,288)	7,009
Inventories	(63)	199	1,945
Insurance claims receivable	1,622	(2,329)	(71)
Prepayments and other	48	518	(763)
Accounts payable	1,825	(71)	(4,694)
Due to related parties	0	0	(7,253)
Accrued liabilities	(1,162)	665	1,995
Unearned revenue	(901)	2,888	529
Other current liabilities	344	677	(701)
Drydockings	(11,171)	(6,122)	(12,705)
Accrued charter revenue	6,261	30,313	(13,596)
Net Cash provided by Operating Activities	168,114	195,179	127,946
CASH FLOWS FROM INVESTING ACTIVITIES [Abstract]:
Advances for vessels acquisitions	(191,179)	(148,373)	(3,830)
Vessels acquisitions/ Additions to vessel cost	(74,053)	(190,209)	(50,781)
Proceeds from sale of available for sale securities	0	6,082	8,030
Proceeds from the sale of vessels, net	28,723	48,742	22,731
Net cash used in Investing Activities	(236,509)	(283,758)	(23,850)
CASH FLOWS FROM FINANCING ACTIVITIES [Abstract]:
Proceeds from Initial Public Offering, net of related expenses	0	0	148,827
Initial Public Offering costs	0	0	(3,284)
Stockholders' contributions	0	0	2,400
Follow-on offering proceeds, net of related expenses	194,131	0	0
Proceeds from long-term debt	288,639	226,293	0
Repayment of long-term debt	(170,170)	(124,610)	(93,856)
Payment of financing costs	(547)	(9,233)	(3,256)
Dividends paid	(73,089)	(61,506)	(10,000)
(Increase) decrease in restricted cash	(1,244)	(4,143)	2,565
Net cash provided by Financing Activities	237,720	26,801	43,396
Net increase / (decrease) in cash and cash equivalents	169,325	(61,778)	147,492
Cash and cash equivalents at beginning of the year	97,996	159,774	12,282
Cash and cash equivalents at end of the year	267,321	97,996	159,774
SUPPLEMENTAL CASH INFORMATION [Abstract]:
Cash paid during the period for interest	$ 28,269	$ 20,783	$ 19,896

Organization Consolidation and Presentation of Financial Statements	12 Months Ended
Dec. 31, 2012
Organization Consolidation and Presentation of Financial Statements [Abstract]:
Basis of Presentation and General Information [Text Block]

1. Basis of Presentation and General Information:
The accompanying consolidated financial statements include the accounts of Costamare Inc. (“Costamare”) and its wholly-owned subsidiaries (collectively, the “Company”). Costamare was formed on April 21, 2008, under the laws of the Republic of the Marshall Islands.
Costamare was incorporated as part of a reorganization to acquire the ownership interest in 53 ship-owning companies (the “predecessor companies”) owned by the Konstantakopoulos family (Vasileios Konstantakopoulos and his three sons Messrs. Konstantinos Konstantakopoulos, Achillefs Konstantakopoulos and Christos Konstantakopoulos, together the “Family”). The reorganization was completed in November 2008. On November 4, 2010, Costamare completed its initial public offering in the United States under the United States Securities Act of 1933, as amended. Furthermore, on March 27, 2012 and on October 19, 2012, the Company completed two follow-on public offerings in the United States under the United States Securities Act of 1933, as amended, and issued 7,500,000 shares and 7,000,000 shares, respectively, par value $0.0001, at a public offering price of $14.10 per share and $14.00 per share, respectively, increasing the issued share capital to 74,800,000 shares. At December 31, 2012, members of the Family owned, directly or indirectly, approximately 64.8% of the outstanding common shares, in the aggregate.
As of December 31, 2011 and 2012, the Company owned and operated a fleet of 46 and 47 container vessels, respectively, with a total carrying capacity of approximately 233,980 TEU and 239,498 TEU, respectively, through wholly-owned subsidiaries incorporated in the Republic of Liberia, providing worldwide marine transportation services by chartering its container vessels to some of the world's leading liner operators under long, medium and short-term time charters.
At December 31, 2012, Costamare had 84 wholly-owned subsidiaries, all incorporated in the Republic of Liberia, out of which 47 operate vessels, 25 sold or disposed their vessels and became dormant, ten were established in 2010 and 2011 to be used for the acquisition of ten newbuild vessels (Note 6) and two were established to be used for future vessel acquisitions.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]:
Significant Accounting Policies and Recent Accounting Pronouncements [Text Block]

2. Significant Accounting Policies and Recent Accounting Pronouncements:

(a)      Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation,” (formerly Accounting Research Bulletin (“ARB”) No. 51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2011 and 2012, no such interest existed.

(b)      Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(c)      Comprehensive Income/(Loss):  In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

(d)      Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

(e)      Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

(f)      Restricted Cash: Restricted cash is additional minimum cash deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash includes bank deposits and deposits in so-called “retention accounts” that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment.

(g)      Receivables: The amount shown as receivables, at each balance sheet date, includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been established as of December 31, 2011 and 2012.

(h)      Inventories: Inventories consist of bunkers, lubricants and spare parts (propellers and tail shafts) which are stated at the lower of cost or market on a consistent basis. Cost incurred to bring inventories to their present location and condition is determined by the first in, first out method.

(i)      Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, and the claim is not subject to litigation.

(j)      Available-for-Sale Securities: Investments consisting of marketable government bonds (see Note 4) are classified as available-for-sale securities, and reported at fair value as determined based on quoted market prices. Those investments with maturities of less than one year from the balance sheet date are considered short-term investments. Investments with maturities greater than one year from the balance sheet date are considered long-term investments. Unrealized gains and losses are reported in the statement of comprehensive income, with realized gains and losses recognized upon sale of the security and reported in investment income.

(k)      Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company's vessels is depreciated from the date of acquisition on a straight-line basis over the vessel's remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels' lightweight tonnage and estimated scrap rate (in the range of $0.150 to $0.250 per light weight ton). Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

(l)      Accrued Charter Revenue/Unearned Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

(m)      Impairment of Long-Lived Assets: The Company uses ASC 360 “Property plant and equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

As of December 31, 2011 and 2012, the Company concluded that, as conditions in the worldwide shipping industry remain highly volatile, indicators existed which triggered the existence of potential impairment of its long-lived assets. These indicators included deterioration in the spot market, vessels' market values and the potential impact the current marketplace may have on its future operations. As a result, the Company performed an impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to their respective carrying value. The Company's strategy is mainly to charter its vessels under long-term, fixed or variable rate time charters, providing the Company with contracted future cash flows.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to time charter rates, vessels' operating expenses, vessels' capital expenditures, vessels' residual value, fleet utilization, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations and taking into consideration growth rates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. To the extent impairment indicators were present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates, inflated annually by a 2.81% growth rate being the historical and forecasted average world GDP nominal growth rate) over the remaining estimated life of the vessel assumed to be 30 years from the delivery of the vessel from the shipyard, expected outflows for vessels' operating expenses assuming an annual inflation rate of 3.51%  (in line with the average world Consumer Price Index forecasted), planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, after December 31, 2012, as provided under the Company's management agreements, by an inflation rate of 4.0% and fleet utilization of 99.2% (excluding the scheduled off-hire days for planned dry-dockings and special surveys which are determined separately ranging from 14 to 25 days depending on size and age of each vessel) based on historical experience. The salvage value used in the impairment test is estimated to be in the range from $0.150 to $0.250 per light weight ton in accordance with our vessels' depreciation policy.
The Company's assessment concluded that step two of the impairment analysis was not required and no impairment of vessels existed as of December 31, 2011 and 2012, as the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel. No impairment loss was recorded in 2010, 2011 or 2012.

(n)      Reporting Assets held-for-sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2011 and 2012, no vessels and one vessel, respectively, were classified as held-for-sale.

(o)      Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of the vessel's sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written off to the income statement.

(p)      Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

(q)      Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

(r)      Voyage Revenues: Voyage revenues are generated from time charter agreements and are usually paid 15 days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues over the term of the charter are recorded as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis as the average revenue over the rental periods of such agreements, as service is performed. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and the sea passage for the next fixed cargo and is deemed to end upon the completion of discharge of the current cargo, provided an agreed non-cancelable charter agreement between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. Unearned revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated, as well as revenue recognized based on the average hire rate as derived from the entire duration of the charter party, rather than being recognized on the per year hire rates provided in the charter party when the daily hire rate decreases over time.

Revenues for 2010, 2011 and 2012, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2010	2011	2012
A	19%	18%	24%
B	37%	34%	33%
C	19%	16%	17%
D	10%	10%	10%
Total	85%	78%	84%

(s)      Voyage Expenses: Voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and commissions and fees, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

(t)      Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection expenses, are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

(u)      Derivative Financial Instruments: The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge but then will consider its non zero value at re-designation in its assessment of effectiveness of the cash flow hedge.

The Company, at each reporting date, formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge's inception and, on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.

The Company also enters forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts for hedge accounting.

(v)      Earnings per Share: Basic earnings per share are computed by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2012.

(w)      Fair Value Measurements: The Company adopted, as of January 1, 2008, ASC 820 “Fair Value Measurements and Disclosures”, which defines, and provides guidance as to the measurement of, fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 15 and 16).

ASC 825 “Financial Instruments”, permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value.

The Company has evaluated the guidance contained in ASC 825, and has elected not to report any existing financial assets or liabilities at fair value that are not already so reported; therefore, the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.

(x)      Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

(y)     New accounting pronouncements: ASU 2013-02: In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this update are effective for reporting periods beginning after December 15, 2012. Earlier application is permitted. The provisions of this ASU are not expected to have a material impact on the Company's consolidated financial statements.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]:
Transactions with Related Parties [Text Block]

3. Transactions with Related Parties:
(a) Costamare Shipping Company S.A. (the “Manager” or “Costamare Shipping”): Costamare Shipping is a ship management company wholly-owned by Mr. Konstantinos Konstantakopoulos, the Company's Chief Executive Officer, and as such is not part of the consolidated group of the Company, but is a related party. Costamare Shipping provides the Company with general administrative services, certain commercial services, director and officer related insurance services and the provision of officers (with effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives $1,000 annually on a prorated basis for the services of the Company's officers in aggregate). Costamare Shipping, itself or through Shanghai Costamare Ship Management Co., Ltd. (“Shanghai Costamare”) and CIEL Shipmanagement S.A. (“CIEL”), which are also controlled by Mr. Konstantakopoulos, or, in certain cases, a third party sub-manager, provides technical, crewing, commercial, provisioning, bunkering, sale and purchase, chartering, accounting, insurance and administrative services in exchange for a daily fee for each containership. (We refer to Costamare Shipping, CIEL and Shanghai Costamare as our “affiliated managers”.) With effect from the consummation of the Company's Initial Public Offering on November 4, 2010 (Note 1), Costamare Shipping receives a daily fee of $0.850 for each containership that is subject to any charter other than a bareboat charter ($0.700 prior to November 4, 2010) and $0.425 in the case of a containership subject to a bareboat charter, prorated for the calendar days the Company owns each containership and for the three-month period following the date of the sale of a vessel.  The Company also pays to Costamare Shipping (i) a flat fee of $700 for the supervision of the construction of any newbuild vessel contracted by the Company and (ii) a fee of 0.75% on all gross freight, demurrage, charter hire, ballast bonus or other income earned with respect to each containership in the Company's fleet.
The initial term of the management agreement expires on December 31, 2015 and will be automatically extended in additional one-year increments until December 31, 2020, at which point it will expire. The daily management fee for each containership is fixed until December 31, 2012, and will thereafter be annually adjusted upwards by 4%, with further annual increases permitted to reflect the strengthening of the Euro against the U.S. dollar and/or material unforeseen cost increases. After the initial term expires on December 31, 2015, the Company will be able to terminate the management agreement, subject to a termination fee, by providing written notice to Costamare Shipping at least 12 months before the end of the subsequent one-year term. The termination fee is equal to (a) the lesser of (i) five and (ii) the number of full years remaining prior to December 31, 2020, times (b) the aggregate fees due and payable to Costamare Shipping during the 12-month period ending on the date of termination; provided that the termination fee will always be at least two times the aggregate fees over the 12-month period described above.
Management fees charged by the Manager in 2010, 2011 and 2012 amounted to $8,902, $12,038 and $12,208, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In addition, the Manager charged (i) $2,873 for the year ended December 31, 2012 ($2,877 for the year ended December 31, 2011 and $410 for the period from November 4, 2010 up to December 31, 2010), representing a fee of 0.75% on all gross revenues, as provided in the management agreements, which is included in Voyage expenses-related parties in the accompanying 2010, 2011 and 2012 consolidated statements of income, (ii) $1,000 for the  services of the Company's officers in aggregate which is included in General and administrative expenses -related parties in the accompanying consolidated statements of income for the year ended December 31, 2012 ($1,000 for the year ended December 31, 2011 and $159 for the period from November 4, 2010 up to December 31, 2010) and (iii) $3,500 supervising fees for the ten newbuild vessels ($350 per vessel) which is included in Advances for vessels acquisition in the 2012 accompanying Balance Sheet.
The balance due from the Manager at December 31, 2011 and 2012 amounted to $2,568 and $1,561, respectively, which are included in Due from related parties in the accompanying 2011 and 2012 consolidated balance sheets.
(b) Ciel Shipmanagement S.A.: CIEL, a company incorporated in the Republic of Liberia, is wholly-owned, effective November 30, 2012, by Mr. Konstantinos Konstantakopoulos, the Company's Chairman and Chief Executive Officer (prior to November 30, 2012 Mr. Konstantinos Konstantakopoulos owned 50.2% and Mr. Dimitrios Lemonidis owned 49.8% of CIEL). CIEL is not part of the consolidated group of the Company but is an affiliated manager. CIEL provides the Company's vessels certain ship management services such as technical support and maintenance, financial and accounting services, under separate management agreements signed between CIEL and each ship-owning company, in exchange for a daily fixed fee of $0.600 per vessel ($0.600 in 2011). CIEL specializes, although not exclusively, in managing containerships of up to 3,500 TEU. As of December 31, 2012, CIEL provided technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services, to twelve (twelve at December 31, 2011) of the Company's containerships. Management fees charged by CIEL in 2010, 2011 and 2012 amounted to $2,314, $3,311 and $2,963, respectively, and are included in Management fees-related parties in the accompanying consolidated statements of income. In 2010, following the sale of the vessels MSC Germany and MSC Mexico, CIEL charged $40 ($20 per vessel) which are included in Management fees in the accompanying consolidated statements of income. The balance due from CIEL at December 31, 2011 and 2012, amounted to $1,017 and $1,055, respectively, and is included in Due from related parties in the accompanying consolidated balance sheets. As described below, the Cell operated by V.Ships Greece Ltd. is expected to replace CIEL as sub-manager of certain of our vessels in April 2013 (Note 18(e)).
(c) Shanghai Costamare Ship Management Co. Ltd.: Shanghai Costamare is owned (indirectly) 70% by the Company's Chairman and Chief Executive Officer and 30% (indirectly) by Mr. Zhang Lei, a Chinese national who is Shanghai Costamare's Chief Executive Officer. Shanghai Costamare is a company incorporated in Peoples' Republic of China in September 2004 and is not part of the consolidated group of the Company but is a affiliated manager. The technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial services of certain of the Company's vessels have been subcontracted from the Manager to Shanghai Costamare. As of December 31, 2012, Shanghai Costamare provided such services to nine (nine as of December 31, 2011) of the Company's containerships. The balance due from/ to Shanghai Costamare at both December 31, 2011 and 2012, was $0.

Investments	12 Months Ended
Dec. 31, 2012
Available For Sale Securities [Abstract]:
Investments [Text Block]

4. Investments:
As at December 31, 2010, the Company held at fair value one Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $8 was transferred to Interest income from Other Comprehensive Income in the accompanying 2011 consolidated statement of income.

Inventories	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]:
Inventories [Text Block]	5. Inventories: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	2011	2012
Bunkers	-	268
Lubricants	7,448	7,448
Spare parts	1,887	1,682
Total	9,335	9,398

Advances for Vessel Acquisitions	12 Months Ended
Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Advances for Vessel Acquisitions [Text Block]

6. Advances for Vessels Acquisitions:
On September 21, 2010, the Company through its three wholly-owned subsidiaries, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., contracted with a shipyard for the construction and purchase of three newbuild vessels (Hulls H1068A, H1069A and H1070A), each of approximately 9,403 TEU capacity at a contract price per newbuild vessel of $95,080. These three newbuild vessels are scheduled to be delivered between November 2013 and February 2014, and the Company entered into ten-year charter party agreements from their delivery from the shipyard at a daily rate of $43 each.
On January 28, 2011, the Company, through its two wholly-owned subsidiaries Jodie Shipping Co. and Kayley Shipping Co., contracted with a shipyard for the construction and purchase of two newbuild vessels (Hulls S4010 and S4011), each of approximately 8,827 TEU capacity. These two newbuild vessels are scheduled to be delivered to the Company by March 2013. The Company entered into ten-year charter party agreements from their delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed with respect to the three 9,403 TEU vessels discussed in the preceding paragraph.
On April 20, 2011, the Company, through its five wholly- owned subsidiaries Undine Shipping Co., Terance Shipping Co., Quentin Shipping Co., Raymond Shipping Co. and Sander Shipping Co., contracted with a shipyard for the construction and purchase of five newbuild vessels, each of approximately 8,827 TEU capacity. The five newbuild vessels are scheduled for delivery in the second and third quarter of 2013 and the Company entered into long-term time charter agreements for the employment of each of the above newbuild vessels immediately upon delivery from the shipyard. Both the contract price and the daily charter rate are similar to those agreed on September 21, 2010, for the three approximately 9,403 TEU vessels discussed above.
The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $324,329 was paid up to December 31, 2012 ($143,131 during the year ended December 31, 2011 and $181,198 during the year ended December 31, 2012).
The amount of $148,373 and $339,552 separately reflected in the accompanying 2011 and 2012 consolidated balance sheets, respectively, include amounts paid to the shipyards and other costs, as analyzed below:

	2011	2012
Pre-delivery installments	143,131	324,329
Capitalized interest and finance costs	2,773	8,053
Other capitalized costs	2,469	7,170
Total	148,373	339,552

Vessels	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2010	2,037,774	(572,130)	1,465,644
Depreciation	-	(70,887)	(70,887)
Vessel acquisitions and other vessels' cost	146,246	-	146,246
Disposals	(35,160)	25,767	(9,393)
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
Depreciation	-	(78,803)	(78,803)
Vessel acquisitions and other vessels' cost	194,040	-	194,040
Disposals	(44,792)	16,832	(27,960)
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' cost	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345

During the year ended December 31, 2010, the Company sold for scrap the container vessels MSC Germany, MSC Toba, MSC Mexico and MSC Sicily at an aggregate net gain of $9,588 which is included in Gain / (loss) on sale/ disposal of vessels, net in the accompanying 2010 consolidated statement of income.
On May 6, 2010, the Company took delivery from the shipyard of the newbuilding container vessel Navarino at a total cost of $122,230.
On September 23, 2010, the Company contracted to acquire four 3,351 TEU secondhand containerships built between 1990 and 1992 at a purchase price of $11,250 per containership, of which $2,250 was advanced to the sellers as of December 31, 2010. The four containerships, Karmen, Rena, Marina and Konstantina, were delivered to the Company on November 10, 2010, November 22, 2010, February 28, 2011 and March 16, 2011, respectively.
On December 2, 2010, the Company contracted to acquire the 2,020 TEU secondhand containership MSC Pylos built in 1991 at a purchase price of $7,450, of which $750 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 7, 2011.
On December 8, 2010, the Company contracted to acquire the 1,162 TEU secondhand containership Zagora, built in 1995 at a purchase price of $8,287, of which $830 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 28, 2011.
During the year ended December 31, 2011, the Company acquired the secondhand containerships Prosper, MSC Reunion, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni at an aggregate cost of $154,826.
During the year ended December 31, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany and Garden while the vessel Rena was determined to be a constructive total loss (“CTL”) for insurance purposes in October 2011. From the sale of these six vessels and the CTL of Rena, the Company received in aggregate $48,742 and recognized an aggregate gain of $13,077 (including the effect of a provision recorded for potential costs  associated with the grounding of Rena), which is included in Gain / (loss) on sale/disposal of vessels, net in the accompanying 2011 consolidated statement of income.
During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, Koroni, Kyparissia, Stadt Luebeck and Messini at an aggregate price of $73,000.
During the year ended December 31, 2012, the Company sold for scrap the container vessels Gather, Gifted, Genius I and Horizon at an aggregate price of $22,110 and recognized a net loss of $2,796 (including the effect of the partial reversal of a provision recorded in 2011 for costs associated with the grounding of Rena), which is separately reflected in Gain / (loss) on sale/disposal of vessels, net in the accompanying 2012 consolidated statement of income.
On December 3, 2012, the Company contracted to sell for scrap vessel MSC Washington at a sale price of $8,154. The vessel was delivered to her scrap buyers on January 2, 2013. As of December 31, 2012, the Company had received the total sale price from the scrap buyers amounting to $7,909, net of expenses related to the sale, which is included in Other current liabilities in the 2012 consolidated balance sheet. The Company classified the vessel as “held for sale” in the accompanying December 31, 2012, consolidated balance sheet, as all criteria required for the classification as “held for sale” were met. The sale is expected to result in a gain of approximately $3.2 million, which will be included in the net income in the period the vessel was delivered to her scrap buyers (Note 18(c)). Vessels held for sale are stated at the lower of their carrying value or fair value less costs to sell, or whereas fair value was determined by the Memorandum of Agreement MOA prices (Level 1).
As of December 31, 2012, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Forty-one of the Company's vessels, having a total carrying value of $1,449,548 as of December 31, 2012, have been provided as collateral to secure the long-term debt discussed in Note 9.

Deferred Charges	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]:
Deferred Charges [Text Block]

8. Deferred Charges:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2010	4,008	23,511	27,519
Additions	3,256	12,705	15,961
Amortization	(1,827)	(8,465)	(10,292)
Write-off	-	(2,321)	(2,321)
Balance, December 31, 2010	5,437	25,430	30,867
Additions	9,233	6,122	15,355
Amortization	(2,747)	(8,139)	(10,886)
Write-off	-	(2,695)	(2,695)
Balance, December 31, 2011	11,923	20,718	32,641
Additions	547	11,171	11,718
Amortization	(1,143)	(8,179)	(9,322)
Write-off	(14)	(786)	(800)
Transfer to assets held for sale	-	(138)	(138)
Balance, December 31, 2012	11,313	22,786	34,099

Financing costs represent fees paid to the lenders for the conclusion of the bank loans discussed in Note 9. The amortization of loan financing costs is included in interest and finance costs in the accompanying consolidated statements of income and the amortization of the dry-docking and special survey costs is separately reflected in the accompanying consolidated statements of income.
During 2010, 2011 and 2012, twelve, eight and nine vessels, respectively, underwent their special survey.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]:
Long-Term Debt [Text Block]

9. Long-Term Debt:
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

Borrower(s)			2011	2012
1.	Credit Facility		857,055	767,164
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	109,500
	2.	Mas Shipping Co.	62,250	54,750
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	102,000
	4.	Marathos Shipping Inc.	5,700	-
	5.	Capetanissa Maritime Corporation	65,000	60,000
	6.	Rena Maritime Corporation	62,500	57,500
	7.	Bullow Investments Inc.	3,500	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	103,986
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	32,199
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	61,120
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	45,840
	14.	Costamare Inc.	-	114,350
			586,365	794,725
		Total	1,443,420	1,561,889
		Less-current portion	(153,176)	(162,169)
		Long-term portion	1,290,244	1,399,720

1. Credit Facility: On July 22, 2008, the Company signed a loan agreement with a consortium of banks, for a $1,000,000 Credit Facility (the “Facility”) for general corporate and working capital purposes. The Company used $631,340 of the proceeds from the Facility to repay existing indebtedness. The Facility bears interest at the 3, 6, 9 or 12 months (at the Company's option) LIBOR plus margin. Upon the sale of MSC Antwerp in May 2009, the Company repaid $10,655 of the Facility. On April 4, 2011, the Company, following the sale of vessel MSC Namibia, repaid $6,610 of the Facility. Furthermore, on April 11, 2011, the Company drew down the amount of $80,852 under the Facility, which equaled the undrawn balance of the Facility as of that date of $74,242 and the amount of $6,610 discussed above.
The outstanding balance of the Facility as of December 31, 2012, is repayable in 22 equal, consecutive quarterly installments, of $22,473 each plus a balloon payment of $272,758 payable together with the last installment. The quarterly installments were calculated using a formula specified in the agreement, following the amalgamation of the Facility's compounds on June 30, 2011, as documented in the third supplemental agreement to the Facility that the Company entered into on September 6, 2011.
On June 22, 2010, the Company entered into the second supplemental agreement to the Facility, which provided that during a two-year period ending December 31, 2011, (i) the Security Requirement ratio was reduced from 125% to 80% and the minimum cash amount equal to 3% of the loan outstanding (maintained in accordance with the Facility) is included in the Security Requirement calculation, (ii) the payment of interest at an increased margin over LIBOR during the period from June 15, 2010 to December 31, 2011, half of which (amounting to $2,995) was paid upfront upon execution of the supplemental agreement and is included in Deferred charges, net and was amortized through December 31, 2011, and (iii) subject to no Event of Default having occurred and being continuing, no lenders' consent shall be required for the payment of dividends if the ratio of Total Liabilities (after deducting all Cash and Cash Equivalents) to Market Value Adjusted Total Assets (after deducting all Cash and Cash equivalents) does not exceed 0.80:1. Furthermore, on December 17, 2012, the Company entered into a fourth supplemental agreement which released two of the Company subsidiaries guarantors and the mortgages over their vessels, and replaced them with mortgages over two other vessels.
The Facility, as of December 31, 2012, was secured with, among other things, first priority mortgages over 17 of the Company's vessels, first priority assignment of vessels' insurances and earnings, charter party assignments, first priority pledges over the operating accounts and corporate guarantees of 17 ship-owning companies.
The Facility and certain of the term loans described under Note 9.2 below include among others, financial covenants requiring (i) the ratio of Total Liabilities (after deducting cash and cash equivalents) to Market Value Adjusted Total Assets (after deducting cash and cash equivalents) not to be greater than 0.75 to 1.00; (ii) minimum liquidity of the greater of $30,000 or 3% of the total debt of the Company, (iii) the ratio of EBITDA to net interest expense not be less than 2.50 to 1 and (iv) Market Value Adjusted Net Worth, defined as the amount by which the Market Value Adjusted Total Assets exceed the Total Liabilities, shall exceed $500,000. The Company's other term loans described under Note 9.2 below also contain financial covenants that are either equal to or less stringent than the foregoing financial covenants.

2. Term loans:
1. In May 2008, Costis Maritime Corporation and Christos Maritime Corporation entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Sealand New York and Sealand Washington. As at December 31, 2012, the outstanding balance of the loan of $109,500 is repayable in 11 equal semi-annual installments of $4,500, each from May 2013 to May 2018 and a balloon payment of $60,000 payable together with the last installment.
2. In January 2008, Mas Shipping Co. entered into a loan agreement with a bank for an amount of up to $75,000 in order to partly finance the acquisition cost of vessel Maersk Kokura. As at December 31, 2012, the outstanding balance of the loan of $54,750 is repayable in 11 variable semi-annual installments from February 2013 to February 2018 and a balloon payment of $10,000 payable together with the last installment.
3. In December 2007, Montes Shipping Co. and Kelsen Shipping Co. entered into a loan agreement with a bank for an amount of up to $150,000 in the aggregate ($75,000 each) on a joint and several basis in order to partly finance the acquisition cost of the vessels Maersk Kawasaki and Maersk Kure. As at December 31, 2012, the outstanding balance of the loan of $102,000 is repayable in 10 equal semi-annual installments of $6,000 each from June 2013 to December 2017 and a balloon payment of $42,000 payable together with the last installment.
4. In June 2006, Marathos Shipping Inc. entered into a loan agreement with a bank for an amount of up to $24,800, in order to partly finance the acquisition cost of the vessel MSC Mandraki (ex. Maersk Mandraki). The loan was repaid on November 16, 2012.
5. In June 2006, Capetanissa Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000, in order to partly finance the acquisition cost of the vessel Cosco Beijing. As at December 31, 2012, the outstanding balance of the loan of $60,000 is repayable in 12 equal semi-annual installments of $2,500 each from February 2013 to August 2018 and a balloon payment of $30,000 payable together with the last installment.
6. In February 2006, Rena Maritime Corporation entered into a loan agreement with a bank for an amount of up to $90,000 in order to partly finance the acquisition cost of the vessel Cosco Guangzhou. As at December 31, 2012, the outstanding balance of the loan of $57,500 is repayable in 11 equal semi-annual installments of $2,500 each from February 2013 to February 2018 and a balloon payment of $30,000 payable together with the last installment.
7. In February 2005, Bullow Investments Inc. entered into a loan agreement with a bank for an amount of up to $31,000 in order to partly finance the acquisition cost of the vessel MSC Mykonos (ex. Maersk Mykonos). The loan was repaid on November 16, 2012.
8. In December 2009, Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co. entered into a loan agreement with a bank for an amount of up to $30,000 in order to partly finance the acquisition cost of the vessels Gather, Garden, Genius I and Gifted. Following the sale of Garden in December 2011, the Company repaid the amount of $2,921 and following the sale of Gather (Note 7) in March 2012, the Company repaid the amount of $3,479. In May 2012 the Company repaid the remaining balance of the loan, amounting to $6,958, following the sale of Gifted and Genius I (Note 7).
9. On November 19, 2010, Costamare entered into a term loan agreement with a consortium of banks for an amount of up to $120,000, which was available for drawing for a period up to 18 months. As of December 31, 2012, the Company has drawn the amount of $38,500 (tranche a), the amount of $42,000 (tranche b), the amount of $21,000 (tranche c), the amount of $7,470 (tranche d) and the amount of $7,470 (tranche e) under this term loan agreement in order to finance part of the acquisition cost of MSC Romanos, MSC Methoni, MSC Ulsan, Koroni and Kyparissia respectively. As at December 31, 2012, the outstanding balance of the tranche (a) of the loan of $33,687.5 is repayable in 27 quarterly installments of $962.5 from February 2013 to July 2019 and a balloon payment of $7,700 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (b) of the loan of $37,800 is repayable in 28 quarterly installments of $1,050 from January 2013 to October 2019 and a balloon payment of $8,400 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (c) of the loan of $19,425 is repayable in 29 quarterly installments of $525 from February 2013 to January 2020 and a balloon payment of $4,200 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (d) of the loan of $6,536.5 is repayable in 10 quarterly installments of $466.9 from February 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment. As at December 31, 2012, the outstanding balance of the tranche (e) of the loan of $6,536.5 is repayable in 10 quarterly installments of $466.9 from February 2013 to May 2015 and a balloon payment of $1,867.5 payable together with the last installment.
 10. On January 14, 2011, Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $203,343 to finance part of the acquisition and construction cost of hulls H1068A, H1069A and H1070A (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in forty consecutive quarterly installments, the first thirty-nine (1-39) in the amount of $1,412 per tranche each, and a final (fortieth) installment of $12,713 per tranche. As of December 31, 2012, the Company has drawn the amount of $32,199, in aggregate, in order to partly refinance the second pre-delivery installment of hulls H1068A, H1069A and H1070A.
11. On April 7, 2011, Costamare, as borrower, concluded a credit facility with a consortium of banks, for an amount up to the lesser of $140,000 and 70% of the contract price of the vessels, to finance part of the acquisition and construction cost of hulls S4010 and S4011 (Note 6). The credit facility is repayable in 16 consecutive quarterly installments, the first 15 (1-15) in the amount of 1/30 of the loan outstanding commencing at the time of delivery of hulls S4010 and S4011 and a final installment in an amount equal to the 50% of the loan outstanding at the time of delivery of hulls S4010 and S4011. In April 2011, the Company drew down the amount of $26,740 in order to partly refinance the first pre-delivery installment of hulls S4010 and S4011. Furthermore, during the year ended December 31, 2012, the Company drew down the amount of $26,740, in aggregate, in order to partly finance the second and third pre-delivery installments of hulls S4010 and S4011.
12. On August 16, 2011, Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co., wholly-owned subsidiaries of Costamare, concluded a credit facility with a consortium of banks, as joint-and-several borrowers, for an amount of up to $229,200 to finance part of the acquisition and construction cost of hulls S4020, S4022 and S4024 (Note 6). The drawdown of the facility will be made in three tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,273.3 per tranche each and a final (twenty- eighth) installment of $42,021 per tranche. On August 26, 2011, the Company drew down an amount of $22,920 in order to partly refinance the first pre-delivery installment of hulls S4020, S4022 and S4024. In April 2012 and May 2012, the Company drew down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second pre-delivery installments of hulls S4020 and S4022. In August 2012, the Company drew down the amount of $15,280 in order to partly finance the second and the third pre-delivery installments of hulls S4024 and S4020, respectively. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4022.
13. On October 12, 2011, Raymond Shipping Co. and Terance Shipping Co., wholly-owned subsidiaries of the Company concluded a credit facility with a bank, as joint and several borrowers, for an amount of up to $152,800 for the financing part of the construction and acquisition cost of hulls S4021 and S4023 (Note 6). The drawdown of the facility will be made in two tranches, one for each hull. The credit facility is repayable in 28 consecutive quarterly installments, the first twenty-seven (1-27) in the amount of $1,364.3 per tranche each and a final (twenty-eighth) installment of $39,563.9 per tranche. On October 25, 2011, the Company drew down an amount of $15,280 in order to partly refinance the first pre-delivery installment of hulls S4021 and S4023. In April 2012, the Company drew down the amount of $7,640 in order to partly finance the second pre-delivery installment of hull S4021. In July 2012 and September 2012, the Company drew-down the amounts of $7,640 and $7,640, respectively, in order to partly finance the second and the third pre-delivery installments of hulls S4023 and S4021. In December 2012, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4023.
14. On October 6, 2011, the Company concluded a loan facility with a bank for an amount of up to $120,000, in order to partly finance the aggregate market value of eleven vessels in its fleet. In March 2012, the Company drew the amount of $113,700. Furthermore, on June 29, 2012, the Company entered into a supplemental agreement, for a further amount of $11,300 to finance the acquisition of the vessel Stadt Luebeck (Note 7). The Company drew down the amount of $11,300 in August 2012 upon the delivery of the vessel Stadt Luebeck. As at December 31, 2012, the outstanding balance of $114,350 is repayable in 24 quarterly variable consecutive installments from March 2013 to December 2018 and a balloon payment of $47,850 payable together with the last installment.
The term loans discussed above bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (“VMC”) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
The annual principal payments required to be made after December 31, 2012, are as follows:

Year ending December 31,	Amount
2013	162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
1,561,889

The interest rates of Costamare's long-term debt at December 31, 2010, 2011 and 2012, were in the range of 1.31%-6.75%, 1.21%-6.75% and 2.71%-6.75%, respectively. The weighted average interest rate as at December 31, 2010, 2011 and 2012, was 4.59%, 4.8% and 4.4%, respectively.
Total interest expense incurred on long-term debt (including the effect of the interest rate swaps discussed in Note 15) for 2010, 2011 and 2012, amounted to $71,323, $73,597 and $76,831, respectively and is included in Interest and finance costs in the accompanying consolidated statements of income. Of the above amount incurred in 2010, $1,616 was capitalized in Vessels, net. Of the above amount incurred in 2011, $5,525 was capitalized and is included in (a) Advances for vessel acquisitions ($2,773) and (b) the statement of comprehensive income/(loss) ($2,752), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the 2011 consolidated balance sheet. Of the above amount incurred in 2012, $8,476 was capitalized and is included in (a) Advances for vessel acquisitions ($5,280) and (b) the statement of comprehensive income / (loss) ($3,196), representing net settlements on interest rate swaps qualifying for cash flow hedge, in the accompanying 2012 consolidated balance sheet.

Accrued Charter Revenue and Unearned Revenue	12 Months Ended
Dec. 31, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current [Text Block]

10. Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current:
(a) Accrued charter revenue, Current and Non-Current: The amounts presented as current and non-current accrued charter revenue in the accompanying consolidated balance sheets as of December 31, 2011 and 2012, reflect revenue earned, but not collected, resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rates. As at December 31, 2011, the net accrued charter revenue totaling to $6,549 is comprised of $13,428, separately reflected in Current assets, $5,086 separately reflected in Non-current assets and $11,965 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2011 consolidated balance sheet. As at December 31, 2012, the net accrued charter revenue totaling to $288 is comprised of $5,100, separately reflected in Current assets, $13,422 separately reflected in Non-current assets, and $18,234 (discussed in (b) below) included in Unearned revenue in current and non-current liabilities in the accompanying December 31, 2012 consolidated balance sheet. The maturities of the net accrued charter revenue as of December 31 of each year is as follows:

Year ending December 31,	Amount
2013	3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018	16
288

 (b) Unearned Revenue, Current and Non-Current: The amounts presented as current and non-current unearned revenue in the accompanying consolidated balance sheets as of December 31, 2011 and 2012, reflect (a) cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, (b) any unearned revenue resulting from charter agreements providing for varying annual charter rates over their term, which were accounted for on a straight-line basis at their average rate and (c) the unamortized balance of the liability associated with the acquisition of vessels in 2007, with charter parties assumed at values below their fair market value at the date of delivery of the vessels.

	2011	2012
Hires collected in advance	4,903	4,002
Charter revenue resulting from varying charter rates	11,965	18,234
Unamortized balance of charters assumed	565	-
Total	17,433	22,236
Less current portion	(6,901)	(5,595)
Non-current portion	10,532	16,641

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]:
Commitments and Contingencies [Text Block]

11. Commitments and Contingencies:
(a) Long-term time charters: As at December 31, 2012, the Company has entered into time charter arrangements on all of its vessels in operation, including the ten hulls under construction, with the exception of vessel Prosper, with international liner operators. These arrangements as at December 31, 2012, have remaining terms of up to 132 months (including the time charter agreements for vessels under construction as at December 31, 2012). As of the same date, future minimum contractual charter revenues assuming 365 revenue days per annum per vessel and the earliest redelivery dates possible, based on vessels' committed, non-cancelable, long-term time charter contracts, are as follows:

Year ending December 31,	Amount
2013	421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
2,723,889

(b) As at December 31, 2012, as further disclosed in Note 6, the Company has entered into ten shipbuilding contracts for the construction and acquisition of ten newbuild vessels. The total aggregate price for all ten newbuild vessels is $953,740, payable in installments until their delivery, of which $143,131 was paid during the year ended December 31, 2011, and $181,198 was paid during the year ended December 31, 2012. The remaining balance as of December 31, 2012 of $629,411 is payable as follows:

Year ending December 31,	Amount
2013	610,395
2014	19,016
629,411

(c) Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company's vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels' actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

Common Stock and Additional Paid-In Capital	12 Months Ended
Dec. 31, 2012
Stockholders Equity Note [Abstract]:
Common Stock and Additional Paid-In Capital [Text Block]

12. Common Stock and Additional Paid-In Capital:
(a) Common Stock and Preferred Stock: From inception through July 11, 2010, the authorized common stock of Costamare consisted of 2,000,000 shares with a par value of $0.0001 per share out of which 1,000,000 shares were issued to the Family. On July 12, 2010, the Company's articles of incorporation were amended. Under the amended articles of incorporation, the Company's authorized capital stock consists of 1,000,000,000 shares of common stock, par value $0.0001 per share and 100,000,000 preferred shares, par value $0.0001 per share of which no shares were issued. Of these preferred shares, 10,000,000 shares have been designated Series A Participating Preferred Stock in connection with the adoption of a stockholder rights plan. All shares of stock are in registered form.
On July 20, 2010, pursuant to a rights offering authorized by the Board of Directors on July 14, 2010, the Company issued 24,000,000 shares of common stock in exchange of $2,400, increasing the issued share capital of the Company to 25,000,000 shares of common stock.
On October 19, 2010, within the context of the Initial Public Offering completed in November 2010, the Company effected a dividend of 0.88 shares for each share of common stock outstanding on the record date of August 27, 2010 (the “Stock Split”). As a result of this dividend, the Company issued 22,000,000 additional shares in respect of its 25,000,000 shares of the then outstanding common stock.
On November 4, 2010, the Company completed its Initial Public Offering in the United States under the United States Securities Act of 1933, as amended. In this respect 13,300,000 common shares at par value $0.0001 were issued at a public offering price of $12.00 per share, increasing the issued share capital to 60,300,000 shares. The net proceeds of the Initial Public Offering were $145,543.
On March 27, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,500,000 shares at par value $0.0001 were issued at a public offering price of $14.10 per share, increasing the issued share capital to 67,800,000 shares. The net proceeds of the follow-on offering were $100,584.
On October 19, 2012, the Company completed a follow-on public equity offering in the United States under the United States Securities Act of 1933, as amended. In this respect 7,000,000 shares at par value $0.0001 were issued at a public offering price of $14.00 per share, increasing the issued share capital to 74,800,000 shares. The net proceeds of the follow-on offering were $93,547.
(b) Additional Paid-in Capital: The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital, include (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) advances for working capital purposes and (iii) the difference between the par value of the shares issued in the Initial Public Offering in November 2010 and the follow-on offerings in March 2012 and October 2012 and the net proceeds obtained for those shares.
(c) Dividends paid: During the year ended December 31, 2011, the Company declared and paid, to its common stockholders, (i) the amount of $15,075 or $0.25 per common share for the fourth quarter of 2010 and (ii) the amount of $15,075 or $0.25 per common share for the first quarter of 2011, (iii) the amount of $15,075 or $0.25 per common share for the second quarter of 2011 and (iv) the amount of $16,281 or $0.27 per common share for the third quarter of 2011. During the year ended December 31, 2012, the Company declared and paid, to its common stockholders, (i) the amount of $16,281 or $0.27 per common share for the fourth quarter of 2011 and (ii) the amount of $18,306 or $0.27 per common share for the first quarter of 2012, (iii) the amount of $18,306 or $0.27 per common share for the second quarter of 2012 and (iv) the amount of $20,196 or $0.27 per common share for the third quarter of 2012.

Interest and Finance Costs	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]:
Interest and Finance Costs [Text Block]

13. Interest and Finance Costs:
The amounts in the accompanying consolidated statements of income are analyzed as follows:

	2010	2011	2012
Interest expense	19,484	21,218	28,485
Interest capitalized	(1,616)	(5,525)	(8,476)
Swap effect	51,839	52,379	48,346
Amortization and write-off of financing costs	1,827	2,747	1,157
Commitment fees	188	4,369	4,921
Bank charges and other	227	253	301
	71,949	75,441	74,734

Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]:
Taxes [Text Block]

14. Taxes:
Under the laws of the countries of the companies' incorporation and / or vessels' registration, the companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in Vessel operating expenses in the accompanying consolidated statements of income.
The vessel owning companies with vessels that have called on the United States during the relevant year of operation are obliged to file tax returns, with the Internal Revenue Service. The applicable tax is 50% of 4% of U.S. related gross transportation income unless an exemption applies. Management believes that based on current legislation the relevant vessel owning companies are entitled to an exemption because they satisfy the relevant requirements, namely that (i) the related vessel owning companies are incorporated in a jurisdiction granting an equivalent exemption to U.S. corporations and (ii) over 50% of the ultimate stockholders of the vessel owning companies are residents of a country granting an equivalent exemption to U.S. persons.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Derivatives [Text Block]

15. Derivatives:
(a) Interest rate swaps that meet the criteria for hedge accounting: The Company, according to its long-term strategic plan to maintain stability in its interest rate exposure, has decided to minimize exposure to floating interest rates by entering into interest rate swap agreements. To this effect, the Company has entered into interest rate swap transactions with varying start and maturity dates, in order to proactively and efficiently manage its floating rate exposure.
These interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month or six-month USD LIBOR. According to the Company's Risk Management Accounting Policy, after putting in place the formal documentation required by ASC 815 in order to designate these swaps as hedging instruments, as from their inception, these interest rate swaps qualified for hedge accounting. Accordingly, since that time, only hedge ineffectiveness amounts arising from the differences in the change in fair value of the hedging instrument and the hedged item are recognized in the Company's earnings. Assessment and measurement of prospective and retrospective effectiveness for these interest rate swaps are being performed on a quarterly basis. For qualifying cash flow hedges, the fair value gain or loss associated with the effective portion of the cash flow hedge is recognized initially in stockholders' equity and recognized to the consolidated statement of income in the periods when the hedged item affects profit or loss. Any ineffective portion of the gain or loss on the hedging instrument is recognized in the consolidated statement of income immediately.
The interest rate swap agreements designed as hedging instruments, as of December 31, 2011 and 2012, were as follows:

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Dec. 31, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(18,407)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(3,248)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(4,403)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(10,775)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,122)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(1,592)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(19,783)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(26,075)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,852)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(5,087)
31/01/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(16,672)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,931)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,990)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(5,019)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,892)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,949)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(2,009)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,751)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,684)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,703)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(1,050)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(1,030)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(1,006)

				Total fair value	(150,437)	(158,946)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

The interest rate swaps included in the table above are for the Credit Facility discussed in Note 9 and the term loans discussed in Note 9.2.1, 9.2.2, 9.2.3, 9.2.5, 9.2.6, 9.2.10, 9.2.11 and 9.2.12.
In the three years ended December 31, 2010, 2011 and 2012, the realized ineffectiveness of the interest rate swaps discussed under (a) above was $0.
(b) Interest rate swaps that do not meet the criteria for hedge accounting: As of both December 31, 2011 and 2012, the Company had outstanding one interest rate swap agreement for the purpose of managing risks associated with the variability of changing LIBOR-related interest rates. Such agreement did not meet hedge accounting criteria and therefore changes in its fair value is reflected in earnings. More specifically, the swap has a Notional amount $100,000 non-amortizing zero-cost collar (1.37%-6.00%) with a knock-in floor sold at 1.37% and struck at 6.00%, as a nine-year forward hedge, covering the period from September 2008 to March 2017. At December 31, 2011 and 2012, the fair value of this swap was a liability of $20,254 and $21,865, respectively and is included in Fair value of derivatives in the accompanying consolidated balance sheets.
(c) Foreign currency agreements: As of December 31, 2012, the Company was engaged in two Euro/U.S. dollar contracts totaling $5,000 at an average forward rate of Euro/U.S. dollar 1.280 expiring in monthly intervals up to February 2013.
As of December 31, 2011, the Company was engaged in sixteen Euro/U.S. dollar contracts totaling $25,000 at an average forward rate of Euro/U.S. dollar 1.3422 expiring in monthly intervals in 2012.
As of December 31, 2010, the Company was engaged in sixteen Euro/U.S. dollar contracts totaling $36,000 at an average forward rate of Euro/U.S. dollar 1.3269 expiring in monthly intervals in 2011.
The total change of forward contracts fair value for the year ended December 31, 2012, was a gain of $1,149, for the year ended December 31, 2011, was a loss of $1,442 and for the year ended December 31, 2010 was a gain of $414 and are included in Gain / (loss) on derivative instruments in the accompanying consolidated statements of income.

		The Effect of Derivative Instruments for the years ended December 31, 2010, 2011 and 2012

		Derivatives in ASC 815 Cash Flow Hedging Relationships
				Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2010	2011	2012		2010	2011	2012
Interest rate swaps	(21,909)	(55,482)	(8,509)	Gain / (loss) on derivative instruments	-	-	-
Total	(21,909)	(55,482)	(8,509)		-	-	-

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2010	2011	2012
Interest rate swaps	Gain / (loss) on derivative instruments	(4,873)	(7,267)	(1,611)
Forward contracts	Gain / (loss) on derivative instruments	414	(1,442)	1,149
Total		(4,459)	(8,709)	(462)

Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosure [Abstract]:
Financial Instruments [Text Block]

16. Financial Instruments:
(a) Interest rate risk: The Company's interest rates and loan repayment terms are described in Note 9.
(b) Concentration of credit risk: Financial instruments consist principally of cash, trade accounts receivable, investments and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company's investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.
(c) Fair value: The carrying amounts reflected in the accompanying consolidated balance sheet of financial assets and accounts payable approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. The fair value of the interest rate swap agreements discussed in Note 15 above are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.
The fair value of the interest rate swap agreements discussed in Note 15(a) and (b) equates to the amount that would be paid by the Company to cancel the agreements. As at December 31, 2011 and 2012, the fair value of these interest rate swaps in aggregate amounted to a liability of $170,691 and $180,811, respectively.
The fair market value of the forward contracts discussed in Note 15(c) determined through Level 2 of the fair value hierarchy as at December 31, 2011 and 2012 amounted to a liability of $984 and an asset of $165, respectively.
The following tables summarize the hierarchy for determining and disclosing the fair value of assets and liabilities by valuation technique on a recurring basis as of the valuation date.

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(984)	-	(984)	-
Interest rate swaps—liability position	(170,691)	-	(170,691)	-
Total	(171,675)	-	(171,675)	-

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	165	-	165	-
Interest rate swaps—liability position	(180,811)	-	(180,811)	-
Total	(180,646)	-	(180,646)	-

Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2012
Comprehensive Income (Loss) Disclosure [Abstract]
Comprehensive income (loss) [Text Block]

17. Comprehensive Income/(Loss):
In 2010, other comprehensive income/(loss) decreased with losses of $22,247 relating to the change of the fair value of derivatives that qualify for hedge accounting and the fair value of bonds. In 2011, other comprehensive income/(loss) decreased with losses of $58,242 relating to the change of the fair value of derivatives that qualify for hedge accounting and net settlements on interest rate swaps qualifying for cash flow hedge. In 2012, other comprehensive income/(loss) decreased with losses of $11,705 relating to the change of the fair value of derivatives that qualify for hedge accounting and net settlements on interest rate swaps qualifying for cash flow hedge. As at December 31, 2010, 2011 and 2012, comprehensive income/(loss) amounted to $58,977, $29,350 and $69,424, respectively.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]:
Subsequent Events [Text Block]

18. Subsequent Events:

(a)      Declaration and payment of Dividends: In January 2013, the Company declared a dividend for the fourth quarter ended December 31, 2012 of $20,196 or $0.27 per share paid on February 13, 2013, to stockholders of record at the close of trading of the Company's common stock on the New York Stock Exchange on January 30, 2013.

(b)      Loan draw-down: On January 25, 2013, the Company drew down the amount of $7,640 in order to partly finance the third pre-delivery installment of hull S4024 (Note 9.2.12).

(c)      Vessel sale: On January 2, 2013, vessel MSC Washington was delivered to her scrap buyers (Note 7).

(d)      Vessel acquisition: On January 15, 2013, the Company agreed to purchase the secondhand vessel Venetiko (ex. Ace Ireland) through a wholly-owned subsidiary incorporated in the Republic of Liberia, at a price of $22,200. The vessel was delivered to the Company on January 30, 2013.

(e)      V-Ships: On January 7, 2013, Costamare Shipping entered into a co-operation agreement (the “Co-operation Agreement”) with third-party ship managers V.Ships Greece Ltd., pursuant to which the two companies will establish a ship management cell (the “Cell”) under V.Ships Greece Ltd. In April 2013, the Cell is expected to commence providing technical, crewing, provisioning, bunkering, sale and purchase and accounting services, as well as certain commercial management services, to initially about 22 Costamare Inc. container vessels, including all container vessels currently managed by CIEL, pursuant to separate management agreements to be entered into between Costamare Shipping and V.Ships Greece Ltd., for a daily management fee payable by Costamare Shipping to V.Ships Greece Ltd.  Costamare Shipping will remain the head manager for all vessels owned by the Company . The Cell will also offer ship management services to third-party owners and the net profits from the operation of the Cell will be split equally between V.Ships Greece Ltd. and Costamare Shipping. Costamare Shipping has agreed to pass to the Company the net profit, if any, it receives pursuant to the Co-operation Agreement as a refund or reduction of the management fees payable by the Company  to Costamare Shipping under the Group Management Agreement.

Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]:
Principles of consolidation

(a)      Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of Costamare and its wholly-owned subsidiaries. All intercompany balances and transactions have been eliminated upon consolidation.

Costamare as the holding company determines whether it has a controlling financial interest in an entity by first evaluating whether the entity is a voting interest entity or a variable interest entity. Under Accounting Standards Codification (“ASC”) 810 “Consolidation,” (formerly Accounting Research Bulletin (“ARB”) No. 51) a voting interest entity is an entity in which the total equity investment at risk is sufficient to enable the entity to finance itself independently and provides the equity holders with the obligation to absorb losses, the right to receive residual returns and the right to make financial and operating decisions. Costamare consolidates voting interest entities in which it owns all, or at least a majority (generally, greater than 50%), of the voting interest.

Variable interest entities (“VIE”) are entities as defined under ASC 810-10, that in general either do not have equity investors with voting rights or that have equity investors that do not provide sufficient financial resources for the entity to support its activities. A controlling financial interest in a VIE is present when a company absorbs a majority of an entity's expected losses, receives a majority of an entity's expected residual returns, or both. The company with a controlling financial interest, known as the primary beneficiary, is required to consolidate the VIE. The Company evaluates all arrangements that may include a variable interest in an entity to determine if it may be the primary beneficiary, and would be required to include assets, liabilities and operations of a VIE in its consolidated financial statements. As of December 31, 2011 and 2012, no such interest existed.

Use of estimates

(b)      Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Comprehensive income (loss)

(c)      Comprehensive Income/(Loss):  In the statement of comprehensive income, the Company presents the change in equity (net assets) during a period from transactions and other events and circumstances from non-owner sources. It includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders. The Company follows the provisions of ASC 220 “Comprehensive Income”, and presents items of net income, items of other comprehensive income (“OCI”) and total comprehensive income in two separate but consecutive statements. Reclassification adjustments between OCI and net income are required to be presented separately on the statement of comprehensive income.

Foreign currency translation

(d)      Foreign Currency Translation: The functional currency of the Company is the U.S. dollar because the Company's vessels operate in international shipping markets, and therefore primarily transact business in U.S. dollars. The Company's books of accounts are maintained in U.S. dollars. Transactions involving other currencies during the year are converted into U.S. dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated into U.S. dollars at the year-end exchange rates. Resulting gains or losses are reflected separately in the accompanying consolidated statements of income.

Cash and cash equivalents

(e)      Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less to be cash equivalents.

Restricted cash

(f)      Restricted Cash: Restricted cash is additional minimum cash deposits required to be maintained with certain banks under the Company's borrowing arrangements. Restricted cash includes bank deposits and deposits in so-called “retention accounts” that are required under the Company's borrowing arrangements which are used to fund the loan installments coming due. The funds can only be used for the purposes of loan repayment.

Receivables

(g)      Receivables: The amount shown as receivables, at each balance sheet date, includes receivables from charterers for hire, net of any provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts has been established as of December 31, 2011 and 2012.

Inventories

(h)      Inventories: Inventories consist of bunkers, lubricants and spare parts (propellers and tail shafts) which are stated at the lower of cost or market on a consistent basis. Cost incurred to bring inventories to their present location and condition is determined by the first in, first out method.

Insurance claim receivables

(i)      Insurance Claims Receivable: The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company's fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, and the claim is not subject to litigation.

Available for sale securities

(j)      Available-for-Sale Securities: Investments consisting of marketable government bonds (see Note 4) are classified as available-for-sale securities, and reported at fair value as determined based on quoted market prices. Those investments with maturities of less than one year from the balance sheet date are considered short-term investments. Investments with maturities greater than one year from the balance sheet date are considered long-term investments. Unrealized gains and losses are reported in the statement of comprehensive income, with realized gains and losses recognized upon sale of the security and reported in investment income.

Vessels, net

(k)      Vessels, Net: Vessels are stated at cost, which consists of the contract price and any material expenses incurred upon acquisition (initial repairs, improvements and delivery expenses, interest and on-site supervision costs incurred during the construction periods). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels; otherwise these amounts are charged to expense as incurred.

The cost of each of the Company's vessels is depreciated from the date of acquisition on a straight-line basis over the vessel's remaining estimated economic useful life, after considering the estimated residual value which is equal to the product of vessels' lightweight tonnage and estimated scrap rate (in the range of $0.150 to $0.250 per light weight ton). Management estimates the useful life of the Company's vessels to be 30 years from the date of initial delivery from the shipyard. Secondhand vessels are depreciated from the date of their acquisition through their remaining estimated useful life. When regulations place limitations over the ability of a vessel to trade on a worldwide basis, its remaining useful life is adjusted at the date such regulations are adopted.

Accrued charter revenue/ unearned revenue

(l)      Accrued Charter Revenue/Unearned Revenue: The Company records identified assets or liabilities associated with the acquisition of a vessel at fair value, determined by reference to market data. The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired from entities that are not under common control. This policy does not apply when a vessel is acquired from entities that are under common control. The amount to be recorded as an asset or liability at the date of vessel delivery is based on the difference between the current fair market value of the charter and the net present value of future contractual cash flows. When the present value of the contractual cash flows of the time charter assumed is greater than its current fair value, the difference is recorded as accrued charter revenue. When the opposite situation occurs, any difference, capped to the vessel's fair value on a charter free basis, is recorded as unearned revenue. Such assets and liabilities, respectively, are amortized as a reduction of, or an increase in, revenue over the period of the time charter assumed.

Impairment of long lived assets

(m)      Impairment of Long-Lived Assets: The Company uses ASC 360 “Property plant and equipment”, which addresses financial accounting and reporting for the impairment or disposal of long-lived assets. The standard requires that long-lived assets and certain identifiable intangibles held and used by an entity be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable.

As of December 31, 2011 and 2012, the Company concluded that, as conditions in the worldwide shipping industry remain highly volatile, indicators existed which triggered the existence of potential impairment of its long-lived assets. These indicators included deterioration in the spot market, vessels' market values and the potential impact the current marketplace may have on its future operations. As a result, the Company performed an impairment assessment of the Company's long-lived assets by comparing the undiscounted projected net operating cash flows for each vessel to their respective carrying value. The Company's strategy is mainly to charter its vessels under long-term, fixed or variable rate time charters, providing the Company with contracted future cash flows.

In developing estimates of future undiscounted cash flows, the Company makes assumptions and estimates about the vessels' future performance, with the significant assumptions being related to time charter rates, vessels' operating expenses, vessels' capital expenditures, vessels' residual value, fleet utilization, and the estimated remaining useful life of each vessel. The assumptions used to develop estimates of future undiscounted cash flows are based on historical trends as well as future expectations and taking into consideration growth rates.

The Company determines undiscounted projected net operating cash flows for each vessel and compares it to the vessel's carrying value. To the extent impairment indicators were present, the projected net operating cash flows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter rate for the unfixed days (based on the most recent ten year historical average rates, inflated annually by a 2.81% growth rate being the historical and forecasted average world GDP nominal growth rate) over the remaining estimated life of the vessel assumed to be 30 years from the delivery of the vessel from the shipyard, expected outflows for vessels' operating expenses assuming an annual inflation rate of 3.51%  (in line with the average world Consumer Price Index forecasted), planned dry-docking and special survey expenditures, management fees expenditures which are adjusted every year, after December 31, 2012, as provided under the Company's management agreements, by an inflation rate of 4.0% and fleet utilization of 99.2% (excluding the scheduled off-hire days for planned dry-dockings and special surveys which are determined separately ranging from 14 to 25 days depending on size and age of each vessel) based on historical experience. The salvage value used in the impairment test is estimated to be in the range from $0.150 to $0.250 per light weight ton in accordance with our vessels' depreciation policy.
The Company's assessment concluded that step two of the impairment analysis was not required and no impairment of vessels existed as of December 31, 2011 and 2012, as the undiscounted projected net operating cash flows per vessel exceeded the carrying value of each vessel. No impairment loss was recorded in 2010, 2011 or 2012.

Reporting assets held for sale

(n)      Reporting Assets held-for-sale: It is the Company's policy to dispose of vessels and other fixed assets when suitable opportunities occur and not necessarily to keep them until the end of their useful life. Long-lived assets classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. These assets are not depreciated once they meet the criteria to be held for sale. At December 31, 2011 and 2012, no vessels and one vessel, respectively, were classified as held-for-sale.

Accounting for special survey and drydocking costs

(o)      Accounting for Special Survey and Dry-docking Costs: The Company follows the deferral method of accounting for special survey and dry-docking costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Costs deferred are limited to actual costs incurred at the yard and parts used in the dry-docking or special survey. If a survey is performed prior to the scheduled date, the remaining unamortized balances are immediately written off. Unamortized balances of vessels that are sold are written off and included in the calculation of the resulting gain or loss in the period of the vessel's sale. Furthermore, unamortized dry-docking and special survey balances of vessels that are classified as Assets held for sale and are not recoverable as of the date of such classification are immediately written off to the income statement.

Financing costs

(p)      Financing Costs: Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender's behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made.

Concentration of credit risk

(q)      Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents, accounts receivable and derivative contracts (interest rate swaps and foreign currency contracts). The Company places its cash and cash equivalents, consisting mostly of deposits, with high credit rated financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by counterparties to derivative instruments; however, the Company limits its exposure by diversifying among counterparties with high credit ratings. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers' financial condition and generally does not require collateral for its accounts receivable.

Voyage revenues

(r)      Voyage Revenues: Voyage revenues are generated from time charter agreements and are usually paid 15 days in advance. Time charter agreements with the same charterer are accounted for as separate agreements according to the terms and conditions of each agreement. Time charter revenues over the term of the charter are recorded as service is provided, when they become fixed and determinable. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis as the average revenue over the rental periods of such agreements, as service is performed. A voyage is deemed to commence upon the completion of discharge of the vessel's previous cargo and the sea passage for the next fixed cargo and is deemed to end upon the completion of discharge of the current cargo, provided an agreed non-cancelable charter agreement between the Company and the charterer is in existence, the charter rate is fixed or determinable and collectability is reasonably assured. Unearned revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met, including any unearned revenue resulting from charter agreements providing for varying annual rates, which are accounted for on a straight-line basis. Unearned revenue also includes the unamortized balance of the liability associated with the acquisition of second-hand vessels with time charters attached which were acquired at values below fair market value at the date the acquisition agreement is consummated, as well as revenue recognized based on the average hire rate as derived from the entire duration of the charter party, rather than being recognized on the per year hire rates provided in the charter party when the daily hire rate decreases over time.

Revenues for 2010, 2011 and 2012, derived from significant charterers individually accounting for 10% or more of revenues (in percentages of total revenues) were as follows:

	2010	2011	2012
A	19%	18%	24%
B	37%	34%	33%
C	19%	16%	17%
D	10%	10%	10%
Total	85%	78%	84%

Voyage expenses

(s)      Voyage Expenses: Voyage expenses primarily consist of port, canal and bunker expenses that are unique to a particular charter and are paid for by the charterer under time charter arrangements or by the Company under voyage charter arrangements, and commissions and fees, which are always paid for by the Company, regardless of the charter type. All voyage and vessel operating expenses are expensed as incurred, except for commissions. Commissions are deferred over the related voyage charter period to the extent revenue has been deferred since commissions are earned as the Company's revenues are earned.

Repairs and maintenance

(t)      Repairs and Maintenance: All repair and maintenance expenses, including underwater inspection expenses, are expensed in the year incurred. Such costs are included in vessel operating expenses in the accompanying consolidated statements of income.

Derivative financial instruments

(u)      Derivative Financial Instruments: The Company enters into interest rate swap contracts to manage its exposure to fluctuations of interest rate risks associated with specific borrowings. Interest rate differentials paid or received under these swap agreements are recognized as part of the interest expense related to the hedged debt. All derivatives are recognized in the consolidated financial statements at their fair value. On the inception date of the derivative contract, the Company designates the derivative as a hedge of a forecasted transaction or the variability of cash flow to be paid (“cash flow” hedge). Changes in the fair value of a derivative that is qualified, designated and highly effective as a cash flow hedge are recorded in the consolidated statement of comprehensive income until earnings are affected by the forecasted transaction or the variability of cash flow and are then reported in earnings. Changes in the fair value of undesignated derivative instruments and the ineffective portion of designated derivative instruments are reported in earnings in the period in which those fair value changes have occurred. Realized gains or losses on early termination of the derivative instruments are also classified in earnings in the period of termination of the respective derivative instrument. The Company may re-designate an undesignated hedge after its inception as a hedge but then will consider its non zero value at re-designation in its assessment of effectiveness of the cash flow hedge.

The Company, at each reporting date, formally documents all relationships between hedging instruments and hedged items, as well as the risk-management objective and strategy for undertaking various hedge transactions.

This process includes linking all derivatives that are designated as cash flow hedges to specific forecasted transactions or variability of cash flow.

The Company also formally assesses, both at the hedge's inception and, on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in cash flow of hedged items. The Company considers a hedge to be highly effective if the change in fair value of the derivative hedging instrument is within 80% to 125% of the opposite change in the fair value of the hedged item attributable to the hedged risk. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, in accordance with ASC 815 “Derivatives and Hedging”.

The Company also enters forward exchange rate contracts to manage its exposure to currency exchange risk on certain foreign currency liabilities. The Company has not designated these forward exchange rate contracts for hedge accounting.

Earnings per share

(v)      Earnings per Share: Basic earnings per share are computed by dividing net income by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised. The Company had no dilutive securities outstanding during the three-year period ended December 31, 2012.

Fair value measurements

(w)      Fair Value Measurements: The Company adopted, as of January 1, 2008, ASC 820 “Fair Value Measurements and Disclosures”, which defines, and provides guidance as to the measurement of, fair value. This standard creates a hierarchy of measurement and indicates that, when possible, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. The fair value hierarchy gives the highest priority (Level 1) to quoted prices in active markets and the lowest priority (Level 3) to unobservable data, for example, the reporting entity's own data. Under the standard, fair value measurements are separately disclosed by level within the fair value hierarchy. The standard applies when assets or liabilities in the financial statements are to be measured at fair value, but does not require additional use of fair value beyond the requirements in other accounting principles (Notes 15 and 16).

ASC 825 “Financial Instruments”, permits companies to report certain financial assets and financial liabilities at fair value. ASC 825 was effective for the Company as of January 1, 2008 at which time the Company could elect to apply the standard prospectively and measure certain financial instruments at fair value.

The Company has evaluated the guidance contained in ASC 825, and has elected not to report any existing financial assets or liabilities at fair value that are not already so reported; therefore, the adoption of the statement had no impact on its financial position and results of operations. The Company retains the ability to elect the fair value option for certain future assets and liabilities acquired under this standard.

Segment reporting

(x)      Segment Reporting: The Company reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers, i.e., spot or time charters. The Company does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of charters, management cannot and does not identify expenses, profitability or other financial information for these charters. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain agreed exclusions) and, as a result, the disclosure of geographic information is impracticable. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet and thus the Company has determined that it operates under one reportable segment.

Recent accounting standards updates

(y)     New accounting pronouncements: ASU 2013-02: In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income (Topic 220) - Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments in this update are effective for reporting periods beginning after December 15, 2012. Earlier application is permitted. The provisions of this ASU are not expected to have a material impact on the Company's consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]:
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

	2010	2011	2012
A	19%	18%	24%
B	37%	34%	33%
C	19%	16%	17%
D	10%	10%	10%
Total	85%	78%	84%

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]:
Schedule of Inventory, Current [Table Text Block]

	2011	2012
Bunkers	-	268
Lubricants	7,448	7,448
Spare parts	1,887	1,682
Total	9,335	9,398

Advances For Vessels Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Schedule of Advances for Vessels Acquisitions [Table Text Block]

	2011	2012
Pre-delivery installments	143,131	324,329
Capitalized interest and finance costs	2,773	8,053
Other capitalized costs	2,469	7,170
Total	148,373	339,552

Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]:
Schedule of Vessels, Net [Table Text Block]

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2010	2,037,774	(572,130)	1,465,644
Depreciation	-	(70,887)	(70,887)
Vessel acquisitions and other vessels' cost	146,246	-	146,246
Disposals	(35,160)	25,767	(9,393)
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
Depreciation	-	(78,803)	(78,803)
Vessel acquisitions and other vessels' cost	194,040	-	194,040
Disposals	(44,792)	16,832	(27,960)
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' cost	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345

Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges Disclosure [Abstract]:
Schedule of deferred charges [table text block]

	Financing Costs	Dry-docking and Special Survey Costs	Total
Balance, January 1, 2010	4,008	23,511	27,519
Additions	3,256	12,705	15,961
Amortization	(1,827)	(8,465)	(10,292)
Write-off	-	(2,321)	(2,321)
Balance, December 31, 2010	5,437	25,430	30,867
Additions	9,233	6,122	15,355
Amortization	(2,747)	(8,139)	(10,886)
Write-off	-	(2,695)	(2,695)
Balance, December 31, 2011	11,923	20,718	32,641
Additions	547	11,171	11,718
Amortization	(1,143)	(8,179)	(9,322)
Write-off	(14)	(786)	(800)
Transfer to assets held for sale	-	(138)	(138)
Balance, December 31, 2012	11,313	22,786	34,099

Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			2011	2012
1.	Credit Facility		857,055	767,164
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	118,500	109,500
	2.	Mas Shipping Co.	62,250	54,750
	3.	Montes Shipping Co. and Kelsen Shipping Co.	114,000	102,000
	4.	Marathos Shipping Inc.	5,700	-
	5.	Capetanissa Maritime Corporation	65,000	60,000
	6.	Rena Maritime Corporation	62,500	57,500
	7.	Bullow Investments Inc.	3,500	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	10,437	-
	9.	Costamare Inc.	79,538	103,986
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	-	32,199
	11.	Costamare Inc.	26,740	53,480
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	22,920	61,120
	13.	Raymond Shipping Co. and Terance Shipping Co.	15,280	45,840
	14.	Costamare Inc.	-	114,350
			586,365	794,725
		Total	1,443,420	1,561,889
		Less-current portion	(153,176)	(162,169)
		Long-term portion	1,290,244	1,399,720

Schedule of Maturities of Long-Term Debt [Table Text Block]

Year ending December 31,	Amount
2013	162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
1,561,889

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Charter Revenue and Unearned Revenue Disclosure [Abstract]
Schedule of the maturities of the net accrued charter revenue [Table Text Block]

Year ending December 31,	Amount
2013	3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018	16
288

Schedule of Unearned Revenue, Current and Non-Current [Table Text Block]

	2011	2012
Hires collected in advance	4,903	4,002
Charter revenue resulting from varying charter rates	11,965	18,234
Unamortized balance of charters assumed	565	-
Total	17,433	22,236
Less current portion	(6,901)	(5,595)
Non-current portion	10,532	16,641

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]:
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]

Year ending December 31,	Amount
2013	421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
2,723,889

Schedule of Remaining Balance Payable for Newbuild Vessels [Table Text Block]

Year ending December 31,	Amount
2013	610,395
2014	19,016
629,411

Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2012
Interest and Finance Costs [Abstract]:
Interest And Finance Costs [Table Text Block]

	2010	2011	2012
Interest expense	19,484	21,218	28,485
Interest capitalized	(1,616)	(5,525)	(8,476)
Swap effect	51,839	52,379	48,346
Amortization and write-off of financing costs	1,827	2,747	1,157
Commitment fees	188	4,369	4,921
Bank charges and other	227	253	301
	71,949	75,441	74,734

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]

Effective date	Termination date	Notional amount on effective date	Fixed rate (Costamare pays)	Floating rate (Costamare receives)	Fair value Dec. 31, 2011	Fair value Dec. 31, 2012
30/6/2008	30/6/2015	425,000	4.03%p.a.	USD LIBOR 3M BBA	(27,494)	(18,407)
30/6/2008	30/6/2015	75,000	4.03%p.a.	USD LIBOR 3M BBA	(4,852)	(3,248)
30/9/2008	30/6/2015	100,000	4.09%p.a.	USD LIBOR 3M BBA	(6,594)	(4,403)
30/9/2008	30/6/2015	250,000	4.02%p.a.	USD LIBOR 3M BBA	(16,051)	(10,775)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
16/5/2008	16/5/2014	75,000	3.88%p.a.	USD LIBOR 6M BBA	(4,075)	(2,671)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
17/6/2008	17/6/2013	73,000	3.57%p.a.	USD LIBOR 6M BBA	(2,288)	(787)
21/2/2007	21/2/2017	85,000	Zero cost Interest rate Collar*		(12,268)	(11,122)
4/8/2008	5/8/2013	74,000	3.60%p.a.	USD LIBOR 6M BBA	(3,226)	(1,592)
30/6/2011	29/6/2018	50,000	3.45%p.a.	USD LIBOR 3M BBA	(15,478)	(19,783)
30/9/2011	29/6/2018	20,000	4.05%p.a.	USD LIBOR 3M BBA	(19,031)	(26,075)
28/9/2012	29/6/2018	40,000	3.60%p.a.	USD LIBOR 3M BBA	(4,396)	(5,852)
22/8/2011	22/8/2018	65,000	2.79%p.a.	USD LIBOR 6M BBA	(4,297)	(5,087)
31/01/2013	15/12/2020	133,700	3.51%p.a.	USD LIBOR 6M BBA	(11,088)	(16,672)
15/1/2014	15/1/2021	67,781	2.94%p.a.	USD LIBOR 3M BBA	(2,461)	(4,931)
15/2/2014	15/2/2021	67,781	2.99%p.a.	USD LIBOR 3M BBA	(2,524)	(4,990)
15/3/2014	15/3/2021	67,781	3.03%p.a.	USD LIBOR 3M BBA	(2,558)	(5,019)
20/2/2013	20/2/2020	30,000	2.39%p.a.	USD LIBOR 3M BBA	(770)	(1,892)
30/4/2013	30/4/2020	30,000	2.49%p.a.	USD LIBOR 3M BBA	(818)	(1,949)
30/6/2013	30/6/2020	30,000	2.58%p.a.	USD LIBOR 3M BBA	(867)	(2,009)
30/6/2013	30/6/2020	30,000	2.41%p.a.	USD LIBOR 3M BBA	(611)	(1,751)
20/2/2013	20/2/2020	30,000	2.24%p.a.	USD LIBOR 3M BBA	(541)	(1,684)
30/4/2013	30/4/2020	30,000	2.32%p.a.	USD LIBOR 3M BBA	(562)	(1,703)
30/6/2013	30/6/2020	16,400	2.46%p.a.	USD LIBOR 3M BBA	(429)	(1,050)
30/4/2013	30/4/2020	16,400	2.38%p.a.	USD LIBOR 3M BBA	(409)	(1,030)
20/2/2013	20/2/2020	16,400	2.29%p.a	USD LIBOR 3M BBA	(386)	(1,006)

				Total fair value	(150,437)	(158,946)

*      Notional amount $85,000 amortizing zero-cost collar (2.23%-6.00%) with knock-in floor sold at 2.23% and struck at 6.00%, as a 10-year forward hedge, covering the period from February 2007 to February 2017. The agreement guarantees that the interest rate payable on the Company's loans throughout the 10-year period will always remain between 2.23% and 6.00% excluding margin.

Schedule of Derivatives in ASC 815 Cash Flow Hedging Relationships [Table Text Block]

		The Effect of Derivative Instruments for the years ended December 31, 2010, 2011 and 2012

		Derivatives in ASC 815 Cash Flow Hedging Relationships
				Location of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)

	Amount of Gain / (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)				Amount of Gain / (Loss) Recognized in Income on Derivative (Ineffective Portion)
	2010	2011	2012		2010	2011	2012
Interest rate swaps	(21,909)	(55,482)	(8,509)	Gain / (loss) on derivative instruments	-	-	-
Total	(21,909)	(55,482)	(8,509)		-	-	-

Schedule of Derivatives Not Designated as Hedging Instruments under ASC 815 [Table Text Block]

	Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain (Loss) Recognized on Derivative	Amount of Gain / (Loss) Recognized in Income on Derivative
		2010	2011	2012
Interest rate swaps	Gain / (loss) on derivative instruments	(4,873)	(7,267)	(1,611)
Forward contracts	Gain / (loss) on derivative instruments	414	(1,442)	1,149
Total		(4,459)	(8,709)	(462)

Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosure [Abstract]:
Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

	December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—liability position	(984)	-	(984)	-
Interest rate swaps—liability position	(170,691)	-	(170,691)	-
Total	(171,675)	-	(171,675)	-

Fair value liabilities of the current reporting period measured on recurring basis [Table Text Block]

	December 31, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts—asset position	165	-	165	-
Interest rate swaps—liability position	(180,811)	-	(180,811)	-
Total	(180,646)	-	(180,646)	-

Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Dec. 31, 2012 Costamare Inc [Member]	Dec. 31, 2012 Fleet information [Member]	Dec. 31, 2011 Fleet information [Member]	Dec. 31, 2012 Number of Subsidiaries [Member]
Entity Incorporation State Country Name			Republic of Marshall Islands
Entity Incorporation Date Of Incorporation			Apr 21, 2008
Number of shipowning companies acquired during the entity's reorganization			53
Date of reorganization completion			November 2008
Date of IPO completion			November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000	7,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1	$ 14
Balance of shares as at year end			74,800,000
Percentage of outstanding common shares owned by the Family			64.80%
Number of vessels at period end				47	46
Carrying capacity of vessels at period end (TEU)				239,498	233,980
Number of wholly owned subsidiaries with vessels						47
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant						25
Number of wholly owned subsidiaries established for the newbuilds						10
Number of wholly owned subsidiaries established for future acquisitions						2
Total wholly owned subsidiaries as at period end						84

Significant Accounting Policies - Addittional Information (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies_Vessels, Net [Abstract]
Estimated scrap rate	$0.150 to $0.250 per light weight ton
Estimated useful life	30 years
Accounting Policies_Impairment of Long-Lived Assets [Abstract]
Estimated scrap rate	$0.150 to $0.250 per light weight ton
Growth rate	2.81%
PropertyPlantAndEquipmentEstimatedUsefulLives	30 years
Annual inflation rate	3.51%
Drydock and Special survey off-hire days range	14-25 days
Annual adjustment on management fees after December 31, 2012	4.00%
Fleet Utilization	99.20%
Accounting Policies_Derivative Financial Instruments [Abstact]
Hedge effectiveness criteria	80% to 125%

Significant Accounting Policies (Table) (Detail)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Risk [Line Items]
Concentration Risk Percentage	84.00%	78.00%	85.00%
Major customer A [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	24.00%	18.00%	19.00%
Major customer B [member]
Concentration Risk [Line Items]
Concentration Risk Percentage	33.00%	34.00%	37.00%
Major customer C [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	17.00%	16.00%	19.00%
Major customer D [Member]
Concentration Risk [Line Items]
Concentration Risk Percentage	10.00%	10.00%	10.00%

Transactions with Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Annual adjustment on management fees after December 31, 2012	4.00%
Management fees charged during the year	$ 15,171,000	$ 15,349,000	$ 11,256,000
Commission charged on charter hire agreements during year end	2,873,000	2,877,000	410,000
Due From Related Parties, Current	2,616,000	3,585,000
Costamare Shipping Company SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	850
Management fee per day per vessel before IPO	700
Management fee per day per vessel under bareboat charter	425
Annual fee for Company's officers	1,000,000	1,000,000
Portion of annual fee for Company's officers charged during the period			159,000
Management Agreement Expiration Date	December 31, 2015
Management agreement's automatic extention expiration date	December 31, 2020
Annual adjustment on management fees after December 31, 2012	4.00%
Months required for cancellation written notice for management agreement	12
Management fees calculated on the sale of a vessel	3 months
Construction supervisory fee	700,000
Construction supervisory fee, paid	3,500,000
Construction supervisory fee per vessel, paid	350,000
Commission charged on charter hire agreements	0.75%
Management fees charged during the year	12,208,000	12,038,000	8,902,000
Commission charged on charter hire agreements during year end	2,873,000	2,877,000	410,000
Due From Related Parties, Current	1,561,000	2,568,000
Date of IPO completion	November 4, 2010
Ciel shipmanagement SA [Member]
Related Party Transaction [Line Items]
Management fee per day per vessel	600	600
Management fees charged during the year	2,963,000	3,311,000	2,314,000
Management fees charged for vessels sale prior to IPO			40,000
Due From Related Parties, Current	1,055,000	1,017,000
Number of vessels managed	12	12
Shanghai Costamare Ship Management Co Ltd [Member]
Related Party Transaction [Line Items]
Due From Related Parties, Current	0	0
Due to Related Parties, Current	$ 0	$ 0
Number of vessels managed	9	9

Transactions with Related Parties-Ciel Shipmanagement SA (Detail)	Dec. 31, 2012	Nov. 29, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	100.00%	50.20%
Ciel CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership		49.80%

Transactions with Related Parties-Shanghai Costamare Ship Management Co Ltd (Detail)	Dec. 31, 2012
Company's Chairman and CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	70.00%
SCSC CEO [Member]
Related Party Transaction [Line Items]
Percentage of ownership	30.00%

Investments-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			2 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 22, 2011 Province of Ontario Bond [Member]	Dec. 31, 2011 Province of Ontario Bond [Member]	Dec. 31, 2010 Province of Ontario Bond [Member]
Schedule of Available for Sale Securities [Line Items]
Investments						$ 6,080
Proceeds from sale of available for sale of securities	0	6,082	8,030	6,082
Unrealized gain loss on available for sale securities	$ 0	$ 0	$ 110		$ 8

Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]:
Inventories, Bunkers	$ 268	$ 0
Inventories, Lubricants	7,448	7,448
Inventories, Spare parts	1,682	1,887
Total	$ 9,398	$ 9,335

Advances for Vessels Acquisitions-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2010 Adele Shipping Co, Bastian Shipping Co Cadence Shipping Co [Member]	Jan. 28, 2011 Jodie Shipping Co (S4010), Kayley Shipping Co (S4011) [Member]	Apr. 20, 2011 Undine Shipping Co, Terance Shipping Co, Quentin Shipping Co, Raymond Shipping Co, Sander Shipping Co [Member]	Dec. 31, 2012 Ten newbuild vessels [Member]	Dec. 31, 2011 Ten newbuild vessels [Member]
Capacity of Vessels			9,403	8,827	8,827
Vessels under construction cost			$ 95,080			$ 953,740
Contracted time charter period			10 years	10 years
Daily time charter rate			43
Expected delivery			November 2013-February 2014	March 2013	Q2 and Q3 2013
Advances for vessel acquisitions	339,552	148,373				339,552	148,373
Number of contracted acquisitions			3	2	5
Pre-delivery installments	324,329	143,131				324,329	143,131
Pre-delivery installments paid during the reporting period						$ 181,198

Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 324,329	$ 143,131
Capitalized interest and finance costs	8,053	2,773
Other capitalized costs	7,170	2,469
Total	$ 339,552	$ 148,373

Vessels, Net (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at the beginning of the year	$ 1,618,887
Depreciation	80,333	78,803	70,887
Balance at the end of the year	1,582,345	1,618,887
Vessel Cost [Member]
Balance at the beginning of the year	2,298,108	2,148,860	2,037,774
Vessel acquisitions and other vessels cost	74,053	194,040	146,246
Disposals	(43,125)	(44,792)	(35,160)
Transfer to assets held for sale	(25,000)
Balance at the end of the year	2,304,036	2,298,108	2,148,860
Accumulated Depreciation [Member]
Balance at the beginning of the year	(679,221)	(617,250)	(572,130)
Depreciation	(80,333)	(78,803)	(70,887)
Disposals	17,166	16,832	25,767
Transfer to assets held for sale	20,697
Balance at the end of the year	(721,691)	(679,221)	(617,250)
Net Book Value [Member]
Balance at the beginning of the year	1,618,887	1,531,610	1,465,644
Depreciation	(80,333)	(78,803)	(70,887)
Vessel acquisitions and other vessels cost	74,053	194,040	146,246
Disposals	(25,959)	(27,960)	(9,393)
Transfer to assets held for sale	(4,303)
Balance at the end of the year	$ 1,582,345	$ 1,618,887	$ 1,531,610

Vessels, Net-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended							9 Months Ended		12 Months Ended				11 Months Ended	12 Months Ended	11 Months Ended	12 Months Ended			11 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Secondhand Containership vessel MSC Ulsan, Koroni, Kyparisia, Stadt Luebeck and Messini [Member]	Dec. 31, 2012 Containership vessel Gather, Gifted, Genius I and Horizon [Member]	Dec. 31, 2011 Secondhand containerships (Prosper, MSC Reunion , MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni) [Member]	Dec. 31, 2010 Navarino [Member]	Sep. 23, 2010 Four 3,351 TEU secondhand containerships built between 1991 and 1992 [Member]	Dec. 31, 2010 Four 3,351 TEU secondhand containerships built between 1991 and 1992 [Member]	Dec. 31, 2010 Karmen [Member]	Dec. 31, 2010 Rena [Member]	Dec. 31, 2010 Marina [Member]	Dec. 31, 2010 Konstantina [Member]	Dec. 02, 2010 One 2,020 TEU secondhand container vessel, MSC Pylos built in 1991 [Member]	Dec. 31, 2010 One 2,020 TEU secondhand container vessel, MSC Pylos built in 1991 [Member]	Dec. 08, 2010 One 1,162 TEU secondhand container vessel, Zagora built in 1995 [Member]	Dec. 31, 2010 One 1,162 TEU secondhand container vessel, Zagora built in 1995 [Member]	Dec. 31, 2010 MSC Germany, MSC Toba, MSC Mexico and MSC Sicily [Member]	Dec. 31, 2011 MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany, Garden and Rena (CTL) [Member]	Dec. 03, 2012 MSC Washington [Member]	Dec. 31, 2012 MSC Washington [Member]	Dec. 31, 2012 Vessels, net, additional information [Member]
Vessels' cost				$ 73,000		$ 154,826	$ 122,230	$ 11,250						$ 7,450		$ 8,287
Advances for vessel acquisitions	339,552	148,373							2,250						750		830
Vessels' disposal price					22,110														48,742		7,909
Loss (gain) on sale/disposal of vessels, net	2,796	(13,077)	(9,588)		(2,796)													9,588	13,077
Estimated gain (loss) on sale of vessels																					3,200
Disposal contracted price																				8,154
Date of vessel's disposal																					January 2, 2013
Delivery date							May 6, 2010			November 10, 2010	November 22, 2010	February 28, 2011	March 16, 2011		January 7, 2011		January 28, 2011
Carrying value of fully depreciated vessels																						4,751
Number of fully depreciated vessels																						1
Carrying value of vessels provided as collaterals to secure loans																						$ 1,449,548
Number of vessels provided as collaterals to secure loans																						41

Deferred Charges (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance at beginning of the year	$ 32,641	$ 30,867	$ 27,519
Additions	11,718	15,355	15,961
Amortization	(9,322)	(10,886)	(10,292)
Transfer to assets held for sale	(138)
Write-off	(800)	(2,695)	(2,321)
Balance at the end of the year	34,099	32,641	30,867
Financing Costs [Member]
Balance at beginning of the year	11,923	5,437	4,008
Additions	547	9,233	3,256
Amortization	(1,143)	(2,747)	(1,827)
Transfer to assets held for sale	0
Write-off	(14)	0	0
Balance at the end of the year	11,313	11,923	5,437
Dry-docking and Special Survey Costs [Member]
Balance at beginning of the year	20,718	25,430	23,511
Additions	11,171	6,122	12,705
Amortization	(8,179)	(8,139)	(8,465)
Transfer to assets held for sale	(138)
Write-off	(786)	(2,695)	(2,321)
Balance at the end of the year	$ 22,786	$ 20,718	$ 25,430

Deferred Charges-Additional Information (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Charges Disclosure [Abstract]:
Number of vessels underwent DD during the period	9	8	12

Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]:
Credit Facility	$ 767,164	$ 857,055
Costis Maritime Corporation and Christos Maritime Corporation	109,500	118,500
Mas Shipping Co	54,750	62,250
Montes Shipping Co and Kelsen Shipping Co	102,000	114,000
Marathos Shipping Inc	0	5,700
Capetanissa Maritime Corporation	60,000	65,000
Rena Maritime Corporation	57,500	62,500
Bullow Investments Inc	0	3,500
Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	0	10,437
Costamare Inc.	103,986	79,538
Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	0
Costamare Inc.	53,480	26,740
Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	22,920
Raymond Shipping Co. and Terance Shipping Co.	45,840	15,280
Costamare Inc.	114,350	0
Total term loans	794,725	586,365
Total	1,561,889	1,443,420
Less-current portion	(162,169)	(153,176)
Long-term Portion	$ 1,399,720	$ 1,290,244

Long-term debt-Credit facility Additional Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended		12 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 11, 2011 Credit facility [Member]	Dec. 31, 2012 Credit facility [Member]	Jul. 22, 2008 Credit facility [Member]	Dec. 31, 2012 Credit Facility, disposal of MSC Antwerp [Member]	Apr. 04, 2011 Credit Facility, disposal of MSC Namibia [Member]	Jun. 22, 2010 Second supplemental agreement [Member]	Dec. 31, 2012 Credit facility and certain term loans [Member]	Dec. 17, 2012 Fourth supplemental agreement [Member]
Debt Instrument [Line Items]
Maximum Borrowing Capacity			$ 1,000,000
Portion of the Facility used to repay existing indebtness			631,340
Date of vessel's disposal				May 2009	April 4, 2011
Facility repayments due to sale of vessel				10,655	6,610
Drawdown amount	80,852
Undrawn balance as of the drawdown date	74,242
Line of Credit number of outstanding periodic payments of principal		22
Line of Credit Periodic Payment of Principal		22,473
Balloon payment		272,758
Loan facility amalgamation date		June 30, 2011
Third supplemental agreement date		September 6,2011
Provisions of second supplemental agreement period (in years)						2
Security requirement before the second supplemental agreement						125.00%
Security requirement after the second supplemental agreement and for two years						80.00%
Minimum liquidity ratio						3.00%	3.00%
Payment of interest under the provision of second supplemental agreement						increased margin over LIBOR
Period of increased interest						June 15, 2010 to December 31, 2011
Interest paid upfront						2,995
Maximum ratio of Total Liabilities to Market Value Adjusted Total Assets						0.80:1	0.75:1
Number of vessels secured the Facility with First priority Mortgages		17
Number of ship owning companies as corporate guarantees		17
Number of vessels replaced existing vessels with first priority mortgage(s)								2
Minimum liquidity amount							30,000
Minimum Ratio of EBITDA to net interest expense							2.50:1
Minimum Market Value Adjusted Net Worth							$ 500,000

Long-term debt-Term loans Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended														12 Months Ended					11 Months Ended	0 Months Ended		3 Months Ended			7 Months Ended					9 Months Ended						12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Loan for the acquisition of the vessels Sealand New York and Sealand Washington [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Maersk Kokura [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Maersk Kawasaki and Maersk Kure [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel MSC Mandraki (ex. Maersk Mandraki) (Fully repaid) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Cosco Beijing [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Cosco Guangzhou [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel MSC Mykonos (ex. Maersk Mykonos) (Fully repaid) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment following sale of vessel Garden [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather Garden Genius I and Gifted Loan repayment folowing sale of vessel Gather [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels Gather, Garden, Genius I and Gifted- Loan repayment following sale of vessel Gifted and Genius I [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Romanos (tranche a) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Methoni (tranche b) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessels MSC Ulsan (tranche c) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Koroni (tranche d) [Member]	Dec. 31, 2012 Loan for the acquisition of the vessel Kyparissia (tranche e) [Member]	Nov. 19, 2010 Loan for acquisition vessels Msc Romanos, Msc Methoni, Msc Ulsan, Koroni and Kyparissia( five tranches) [Member]	Jan. 14, 2011 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of H1068A, H1069A and H1070A (three tranches - one for each hull) [Member]	Apr. 07, 2011 Loan for the acquisition and construction of S4010 and S4011 [Member]	Dec. 31, 2011 Loan for the acquisition and construction of S4010 and S4011 (first drawdown) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4010 and S4011 (2nd and 3rd pre-delivery installments) [Member]	Aug. 16, 2011 Loan for the acquisition and construction of S4020 S4022 and S4024 (three tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4020) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd pre-delivery installment of S4022) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (2nd and 3rd pre-delivery installments of S4024 and S4020 respectivelly) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4020, S4022 and S4024 (3rd pre-delivery installment of S4022) [Member]	Oct. 12, 2011 Loan for the acquisition and construction of S4021 and S4023 (two tranches one for each hull) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd predelivery installment of S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (2nd pre-delivery installment S4023) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4021) [Member]	Dec. 31, 2012 Loan for the acquisition and construction of S4021 and S4023 (3rd pre-delivery installment S4023) [Member]	Oct. 06, 2011 Loan to partly finance the agreegate market value of eleven vessels [Member]	Dec. 31, 2012 Long-term debt [Member]	Dec. 31, 2011 Long-term debt [Member]	Dec. 31, 2010 Long-term debt [Member]	Dec. 31, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Jun. 29, 2012 Supplemental agreement for the Loan to partly finance the agreegate market value of eleven vessels and partly finance the acquisition of the Stadt Luebeck [Member]	Dec. 31, 2012 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2011 Interest expense (including swap interest and interest capitalized) [Member]	Dec. 31, 2010 Interest expense (including swap interest and interest capitalized) [Member]
Long term debt term loans [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity				$ 150,000	$ 75,000	$ 150,000	$ 24,800	$ 90,000	$ 90,000	$ 31,000	$ 30,000				$ 38,500	$ 42,000	$ 21,000	$ 7,470	$ 7,470
Line of Credit Facility Initiation Date				May 2008	January 2008	December 2007	June 2006	June 2006	February 2006	February 2005	December 2009
Line of Credit Facility Remaining Borrowing Capacity																				120,000	203,343		140,000			229,200					152,800					120,000					11,300
Percentage of the vessels contract price available for draw down																							70.00%
Draw down amount up to the end of the period																						32,199		26,740	26,740	22,920	7,640	7,640	15,280	7,640	15,280	7,640	7,640	7,640	7,640	113,700					11,300
Draw down date																								April 2011		August 26, 2011	April 2012	May 2012	August 2012	December 2012	October 25, 2011	April 2012	July 2012	September 2012	December 2012	March 2012					August 2012
Disposal Date												December 2011	March 2012
Date of loan repayment							November 16, 2012			November 16, 2012				May 2012
Maximum borrowing capacity per vessel				75,000		75,000
Debt Instrument Carrying Amount				109,500	54,750	102,000	0	60,000	57,500	0	0				33,688	37,800	19,425	6,536	6,536																					114,350
Loan repayment due to sale of vessels												2,921	3,479	6,958
Line Of Credit Facility Expiration Date																				18 months
Number of outstanding installments				11	11	10		12	11						27	28	29	10	10		40		16			28					28									24
Line of Credit Facility Frequency of Payments				semiannual	semiannual	semiannual		semiannual	semiannual						quarterly	quarterly	quarterly	quarterly	quarterly		quarterly		quarterly			quarterly					quarterly									quarterly
Line of Credit Facility Payments equivalent																							1/30
Line of Credit Facility Periodic Payment Principal				4,500		6,000		2,500	2,500						962	1,050	525	467	467		1,412					1,273					1,364
Balloon payment				60,000	10,000	42,000		30,000	30,000						7,700	8,400	4,200	1,868	1,868																					47,850
Line of Credit Final Payment of Principal																					12,713					42,021					39,564
Line Credit Final Payment Principal Equivalent																							50.00%
Line of Credit Payment of Principal remaining period				May 2013 to May 2018	February 2013 to February 2018	June 2013 to December 2017		February 2013 to August 2018	February 2013 to August 2018						February 2013 to July 2019	January 2013 to October 2019	February 2013 to January 2020	February 2013 to May 2015	February 2013 to May 2015																					March 2013 to December 2018
Term loans additional information																																					The term loans bear interest at LIBOR plus a spread and are secured by, inter alia, (a) first priority mortgages over the financed vessels, (b) first priority assignments of all insurances and earnings of the mortgaged vessels and (c) corporate guarantees of Costamare or its subsidiaries, as the case may be. The loan agreements contain usual ship finance covenants, including restrictions as to changes in management and ownership of the vessels, additional indebtedness, mortgaging of vessels, as well as minimum requirements regarding hull Value Maintenance Clauses (?VMC?) in the range of 100% to 125% and dividend payments if an event of default has occurred and is continuing or would occur as a result of the payment of such dividend.
Line Of Credit Facility Interest Rate Description																																					2.71%-6.75%	1.21%-6.75%	1.31%-6.75%
Long term Debt Weighted Average Interest Rate																																					4.40%	4.80%	4.59%
Interest Expense Debt Excluding Amortization																																										76,831	73,597	71,323
Interest Costs Incurred Capitalized	(8,476)	(5,525)	(1,616)																																							8,476	5,525	1,616
Interest capitalized in vessels net																																												1,616
Interest capitalized Advances for vessel acquisitions																																										(5,280)	(2,773)	0
Net Settlements on Interest Rate Swaps Qualifying for Cash Flow Hedge	$ 3,196	$ 2,752	$ 0																																							$ (3,196)	$ (2,752)	$ 0

Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt by Maturity [Abstract]
2013	$ 162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
Total	$ 1,561,889	$ 1,443,420

Accrued charter revenue, current and non-current-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Charter Revenue Current and Non-Current [Abstract]
Accrued charter revenue, net	$ 288	$ 6,549
Accrued charter revenue	5,100	13,428
Accrued charter revenue, non-current	13,422	5,086
Charter revenue resulting from varying charter rates	$ 18,234	$ 11,965

Accrued Charter Revenue, Current and Non-Current and Unearned Revenue, Current and Non-Current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net accrued charter revenue by maturities [Abstract]
2013	$ 3,507
2014	6,937
2015	(1,661)
2016	(6,898)
2017	(1,613)
2018 and thereafter	16
Total	$ 288	$ 6,549

Unearned Revenue, Current and Non-current (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Unearned Revenue, Current and Non-Current [Abstract]
Hires collected in advance	$ 4,002	$ 4,903
Charter revenue resulting from varying charter rates	18,234	11,965
Unamortized balance of charters assumed	0	565
Total deferred revenue	22,236	17,433
Less current portion	(5,595)	(6,901)
Non-current portion	$ 16,641	$ 10,532

Commitments and Contitngencies - Long-Term Time Charters-Additional Information (Details)	12 Months Ended
Dec. 31, 2012
Long-term time charters (including the charter agreements of vessels under construction) [Member]
Time charter arrangements remaining terms period	up to 132 months
Future minimum contractual charter revenues assumptions [Member]
Revenue days per annum	365 days
Redelivery dates	earliest possible redelivery dates

Commitments and Contitngencies - Long-Term Time Charters (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Unbilled Receivables not Billable at Balance Sheet Date [Abstract]
2013	$ 421,504
2014	461,839
2015	440,646
2016	417,343
2017	371,818
2018 and thereafter	610,739
Total	$ 2,723,889

Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pre-delivery installments	$ 324,329	$ 143,131
Amount contractual purchase obligation, Total	629,411
Newbuild vessels [Member]
Number of shipbuilding contacts	10
Number of vessels under construction	10
Vessels under construction cost	953,740
Pre-delivery installments	181,198	143,131
Amount contractual purchase obligation, Total	$ 629,411

Commitments and Contingencies - Vessels Under Construction (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Year ending December 31 [Abstract]
2013	$ 610,395
2014	19,016
Amount contractual purchase obligation, Total	$ 629,411

Common Stock and Additional Paid In Capital - Additional Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			6 Months Ended		10 Months Ended		10 Months Ended	3 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jul. 11, 2010 Company's authorized capital stock [Member]	Jul. 20, 2010 Company's authorized capital stock [Member]	Oct. 19, 2010 Company's authorized capital stock [Member]	Jul. 12, 2010 Authorized capital stock (amended articles of incorporation) [Member]	Nov. 04, 2010 Company's IPO completion [Member]	Mar. 27, 2012 Follow-on offering completion [Member]	Oct. 19, 2012 Second follow-on offering completion [Member]	Dec. 31, 2011 Q4 2010 Dividends paid [Member]	Dec. 31, 2011 Q1 2011 Dividends paid [Member]	Dec. 31, 2011 Q2 2011 Dividends paid [Member]	Dec. 31, 2011 Q3 2011 Dividends paid [Member]	Dec. 31, 2012 Q4 2011 Dividends paid [Member]	Dec. 31, 2012 Q1 2012 Dividends paid [Member]	Dec. 31, 2012 Q2 2012 Dividends paid [Member]	Dec. 31, 2012 Q3 2012 Dividends paid [Member]
Common stock authorization date					July 14, 2010
Common stock shares authorized				2,000,000			1,000,000,000
Stock split date						August 27, 2010
Common Stock Issuance, shares				1,000,000	24,000,000	22,000,000		13,300,000	7,500,000	7,000,000
Dividend per share						$ 0.88
Common Stock Issuance, value			$ 2,400		$ 2,400
Total Common stock shares issued as at period end.					25,000,000			60,300,000	67,800,000	74,800,000
Common stock shares par value				$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Public offering per share price								$ 12	$ 14.1	$ 14
Preferred Stock, Shares Authorized							100,000,000
Initial Public offering proceeds, net								145,543
Follow-on offering proceeds, net									100,584	93,547
Preferred stock shares designated as Series A Participating Preferred Stock							10,000,000
Preferred stock shares par value							$ 0.0001
Dividends paid	$ (73,089)	$ (61,506)	$ (10,000)								$ (15,075)	$ (15,075)	$ (15,075)	$ (16,281)	$ (16,281)	$ (18,306)	$ (18,306)	$ (20,196)
Dividends paid, per common share											$ 0.25	$ 0.25	$ 0.25	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.27

Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest and Debt Expense [Abstract]
Interest expense	$ 28,485	$ 21,218	$ 19,484
Interest capitalized	(8,476)	(5,525)	(1,616)
Swap effect	48,346	52,379	51,839
Amortization and write off of financing costs	1,157	2,747	1,827
Commitment fees	4,921	4,369	188
Bank charges and other	301	253	227
Total	$ 74,734	$ 75,441	$ 71,949

Taxes - Additional Information (Details)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]:
Applicable Tax	4.00%
US related gross transportation income that tax applies	50.00%
Ownership Income Tax Percentage	50.00%

Derivatives - Interest Rate Swap Agreements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative [Line Items]
Notional Amount	$ 85,000
Interest rate swap agreement 1 [member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	425,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(18,407)	(27,494)
Interest rate swap agreement 2 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2008
Termination date	Jun 30, 2015
Notional Amount	75,000
Fixed rate	4.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(3,248)	(4,852)
Interest rate swap agreement 3 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	100,000
Fixed rate	4.09%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,403)	(6,594)
Interest rate swap agreement 4 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2008
Termination date	Jun 30, 2015
Notional Amount	250,000
Fixed rate	4.02%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(10,775)	(16,051)
Interest rate swap agreement 5 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(2,671)	(4,075)
Interest rate swap agreement 6 [Member]
Derivative [Line Items]
Effective date	May 16, 2008
Termination date	May 16, 2014
Notional Amount	75,000
Fixed rate	3.88%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(2,671)	(4,075)
Interest rate swap agreement 7 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(787)	(2,288)
Interest rate swap agreement 8 [Member]
Derivative [Line Items]
Effective date	Jun 17, 2008
Termination date	Jun 17, 2013
Notional Amount	73,000
Fixed rate	3.57%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(787)	(2,288)
Interest rate swap agreement 9 [Member]
Derivative [Line Items]
Effective date	Feb 21, 2007
Termination date	Feb 21, 2017
Notional Amount	85,000
Fair value of financial instruments	(11,122)	(12,268)
Interest rate swap agreement 10 [Member]
Derivative [Line Items]
Effective date	Aug 4, 2008
Termination date	Aug 5, 2013
Notional Amount	74,000
Fixed rate	3.60%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(1,592)	(3,226)
Interest rate swap agreement 11 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2011
Termination date	Jun 29, 2018
Notional Amount	50,000
Fixed rate	3.45%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(19,783)	(15,478)
Interest rate swap agreement 12 [Member]
Derivative [Line Items]
Effective date	Sep 30, 2011
Termination date	Jun 29, 2018
Notional Amount	20,000
Fixed rate	4.05%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(26,075)	(19,031)
Interest rate swap agreement 13 [Member]
Derivative [Line Items]
Effective date	Sep 28, 2012
Termination date	Jun 29, 2018
Notional Amount	40,000
Fixed rate	3.60%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,852)	(4,396)
Interest rate swap agreement 14 [Member]
Derivative [Line Items]
Effective date	Aug 22, 2011
Termination date	Aug 22, 2018
Notional Amount	65,000
Fixed rate	2.79%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(5,087)	(4,297)
Interest rate swap agreement 15 [Member]
Derivative [Line Items]
Effective date	Jan 31, 2013
Termination date	Dec 15, 2020
Notional Amount	133,700
Fixed rate	3.51%
Floating rate	USD LIBOR 6M BBA
Fair value of financial instruments	(16,672)	(11,088)
Interest rate swap agreement 16 [Member]
Derivative [Line Items]
Effective date	Jan 15, 2014
Termination date	Jan 15, 2021
Notional Amount	67,781
Fixed rate	2.94%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,931)	(2,461)
Interest rate swap agreement 17 [Member]
Derivative [Line Items]
Effective date	Feb 15, 2014
Termination date	Feb 15, 2021
Notional Amount	67,781
Fixed rate	2.99%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(4,990)	(2,524)
Interest rate swap agreement 18 [Member]
Derivative [Line Items]
Effective date	Mar 15, 2014
Termination date	Mar 15, 2021
Notional Amount	67,781
Fixed rate	3.03%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(5,019)	(2,558)
Interest rate swap agreement 19 [Member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	30,000
Fixed rate	2.39%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,892)	(770)
Interest rate swap agreement 20 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.49%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,949)	(818)
Interest rate swap agreement 21 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.58%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(2,009)	(867)
Interest rate swap agreement 22 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	30,000
Fixed rate	2.41%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,751)	(611)
Interest rate swap agreement 23 [Member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	30,000
Fixed rate	2.24%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,684)	(541)
Interest rate swap agreement 24 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	30,000
Fixed rate	2.32%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,703)	(562)
Interest rate swap agreement 25 [Member]
Derivative [Line Items]
Effective date	Jun 30, 2013
Termination date	Jun 30, 2020
Notional Amount	16,400
Fixed rate	2.46%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,050)	(429)
Interest rate swap agreement 26 [Member]
Derivative [Line Items]
Effective date	Apr 30, 2013
Termination date	Apr 30, 2020
Notional Amount	16,400
Fixed rate	2.38%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,030)	(409)
Interest rate swap agreement 27 [member]
Derivative [Line Items]
Effective date	Feb 20, 2013
Termination date	Feb 20, 2020
Notional Amount	16,400
Fixed rate	2.29%
Floating rate	USD LIBOR 3M BBA
Fair value of financial instruments	(1,006)	(386)
Fair value of Company's interest rate swap agreements designed as hedging instruments [Member]
Derivative [Line Items]
Fair value of financial instruments	$ (158,946)	$ (150,437)

Derivatives - Interest Rate Swap Agreement 9 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Notional Amount	$ 85,000
Interest rate range	2.23%-6.00%
Knock-in floor	2.23%
Struck	6.00%
Types of Interest Rate Derivatives Used	ten-year zero cost collar agreement
Forward hedging period	February 2007 to February 2017

Derivatives not Designated as Hedging Instruments-Additional Information (Details) (Interest rate swaps that do not meet the criteria for hedge accounting [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps that do not meet the criteria for hedge accounting [Member]
Derivative [Line Items]
Notional Amount	$ 100,000
Interest rate range	1.37%-6.00%
Knock-in floor	1.37%
Nine-Year Forward Hedging Period	September 2008 to March 2017
Struck	6.00%
Fair value as at the period end	$ 21,865	$ 20,254

Derivatives - Interest Rate Swaps - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Derivatives [Abstract]
Realized ineffectiveness of interest rate swaps	$ 0	$ 0	$ 0

Derivatives - Foreign currency agreements - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments and Hedging Activities Disclosure [Abstract]:
Number of foreign currency agreements (Euro/US dollar contracts)	2	16	16
Foreign currency agreements value	$ 5,000	$ 25,000	$ 36,000
Average forward rate	1.28	1.3422	1.3269
Forward rate contract expiration frequency	monthly intervals up to February 2013	monthly intervals in 2012	monthly intervals in 2011
Gain (Loss) on derivative instruments from forward contracts	$ 1,149	$ (1,442)	$ 414

Derivatives in ASC 815 Cash Flow Hedging Relationships (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Total	$ (8,509)	$ (55,482)	$ (21,909)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion) [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	(8,509)	(55,482)	(21,909)
Total	(8,509)	(55,482)	(21,909)
Location of Gain (Loss) Recognized in Income on Derivative (Ineffective Portion) [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income of derivative Ineffective Portion [Member]
Derivative [Line Items]
Interest rate swaps, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	0	0
Total	$ 0	$ 0	$ 0

Derivatives - Not Designated as Hedging Instruments under ASC 815 (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Forward contracts	$ 1,149	$ (1,442)	$ 414
Total Gain (Loss) on Derivative Instruments	(462)	(8,709)	(4,459)
Location of Gain (Loss) recognized on derivative [Member]
Derivative [Line Items]
Description of Location of Gain (Loss) on Interest Rate Derivative on Income Statement	Gain (Loss) on derivative instruments
Description of Location of Gain (Loss) on Foreign Currency Derivative in Financial Statements	Gain (Loss) on derivative instruments
Amount of Gain (Loss) recognized in income on derivative [Member]
Derivative [Line Items]
Interest rate swaps	(1,611)	(7,267)	(4,873)
Forward contracts	1,149	(1,442)	414
Total Gain (Loss) on Derivative Instruments	$ (462)	$ (8,709)	$ (4,459)

Financial Instruments - Fair value - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosure [Abstract]:
Interest rate swaps-liability position, at fair value	$ 180,811	$ 170,691
Forward contracts-liability position, at fair value	0	984
Forward contracts-asset position	$ 165	$ 0

Financial Instruments - Fair value of Assets and Liabilities (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives Fair Value [Line Items]
Forward contracts-liability position	$ 0	$ (984)
Interest rate swaps-liability position	(180,811)	(170,691)
Forward contracts-asset position	165	0
Total	(180,646)	(171,675)
Quoted Prices Active Markets for Identical Assets (Level 1) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0
Total	0	0
Significant Other Observable Inputs (Level 2) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		(984)
Interest rate swaps-liability position	(180,811)	(170,691)
Forward contracts-asset position	165
Total	(180,646)	(171,675)
Unobservable Inputs (Level 3) [Member]
Derivatives Fair Value [Line Items]
Forward contracts-liability position		0
Interest rate swaps-liability position	0	0
Forward contracts-asset position	0
Total	$ 0	$ 0

Comprehensive Income (Loss) - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive Income (Loss) Disclosure [Abstract]
Other comprehensive loss for the period	$ 11,705	$ 58,242	$ 22,247
Total comprehensive income for the year	$ 69,424	$ 29,350	$ 58,977

Subsequent Events - Additional Information (Table) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
January 2013, Dividend declared for fourth quarter of 2012 [Member]
Subsequent Event [Line Items]
Dividends payable	$ 20,196
Dividends payable, per share	$ 0.27
Date of payment of dividends	Feb 13, 2013
Dividends date of record	Jan 30, 2013
MSC Washington Sale [Member]
Subsequent Event [Line Items]
Disposal Date	2013-01-02
January 15, 2013, Agreement for the purchase of the secondhand vessel Venetiko (ex. Ace Ireland) [Member]
Subsequent Event [Line Items]
Delivery date	2013-01-30
Price Vessels	22,200
January 25, 2013, Loan drawdown to partly finance the third predelivery installment of Hull S-4024 [Member]
Subsequent Event [Line Items]
Drawdown amount, subsequent	$ 7,640
January 7, 2013, Co-Operation Agreement between Costamare Shipping and V-ships [Member]
Subsequent Event [Line Items]
Number of vessels managed	22
Co-operation agreement expected starting date	April 2013